UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Dynamic Bond Income Fund

Dreyfus Global Multi-Asset Income Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Income Fund
July 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7%
Australia - 2.5%
Commonwealth Bank of Australia,
Covered Bonds		2.13	7/22/20	250,000		245,384
Queensland Treasury,
Govt. Gtd. Bonds, Ser. 27	AUD	2.75	8/20/27	540,000	[b]	391,569
Treasury Corporation of Victoria,
Govt. Gtd. Notes	AUD	4.25	12/20/32	857,000		714,977
						1,351,930
Austria - 1.1%
JBS Investments,
Gtd. Notes		7.25	4/3/24	200,000		201,250
Oesterreichische Kontrollbank,
Govt. Gtd. Notes, 3 Month LIBOR +
0.01%		2.35	9/15/20	400,000	[c]	400,200
						601,450
Bahrain - .2%
Bahraini Government,
Sr. Unscd. Bonds		5.50	3/31/20	100,000		99,627
Belgium - .3%
Anheuser-Busch InBev,
Gtd. Notes	GBP	2.25	5/24/29	130,000		163,705
Brazil - 1.8%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	1,000,000		257,817
Brazilian Government,
Sr. Unscd. Notes		4.63	1/13/28	487,000		458,145
Light Servicos De Eletricidade,
Gtd. Notes		7.25	5/3/23	249,000		246,547
						962,509
Canada - 3.4%
Canada Housing Trust No 1,
Govt. Gtd. Bonds	CAD	2.00	12/15/19	1,350,000	[b]	1,037,378
Province of British Columbia Canada,
Sr. Unscd. Notes	EUR	0.88	10/8/25	328,000		392,471
Royal Bank of Canada,
Covered Bonds		1.88	2/5/20	280,000		275,443
Royal Bank of Canada,
Covered Bonds		2.00	10/1/18	125,000		124,933
						1,830,225
Cayman Islands - .5%
Sable International Finance,
Gtd. Notes		6.88	8/1/22	234,000	[b]	245,115

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
Chile - .3%
Nova Austral,
Sr. Scd. Bonds		8.25	5/26/21	150,000	[b]	143,182
Czech Republic - 1.0%
Czech Republic Government,
Bonds, Ser. 52	CZK	4.70	9/12/22	9,910,000		512,023
Denmark - 1.3%
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	90,000		118,728
Kommunekredit,
Sr. Unscd. Notes		1.63	6/1/21	410,000		395,525
Orsted,
Sr. Unscd. Notes	GBP	4.88	1/12/32	116,000		185,377
						699,630
Dominican Republic - .6%
Dominican Government,
Sr. Unscd. Notes	DOP	8.90	2/15/23	16,100,000		327,586
Ecuador - .8%
Ecuadorean Government,
Sr. Unscd. Bonds		10.50	3/24/20	200,000		211,450
Ecuadorean Government,
Sr. Unscd. Notes		8.88	10/23/27	200,000		193,750
						405,200
El Salvador - .4%
Republic of El Salvador,
Sr. Unscd. Notes		7.38	12/1/19	200,000		206,750
Ethiopia - .4%
Ethiopian Government,
Sr. Unscd. Notes		6.63	12/11/24	200,000		204,527
France - 2.9%
Altice France,
Sr. Scd. Bonds		6.00	5/15/22	200,000	[b]	206,390
Caisse des Depots et Consignations,
Sr. Unscd. Notes		1.25	5/17/19	400,000		395,617
Electricite de France,
Jr. Sub. Notes	GBP	6.00	1/28/49	100,000		136,398
French Government,
Bonds	EUR	3.25	5/25/45	160,000		259,699
Orange,
Jr. Sub. Notes	EUR	4.00	10/29/49	100,000		127,728
Societe Generale,
Jr. Sub. Notes	EUR	6.75	4/7/49	243,000		309,605
Valeo,
Sr. Unscd. Notes	EUR	1.50	6/18/25	100,000		118,338
						1,553,775

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
Germany - 4.0%
DEMIRE Deutsche Mittelstand Real
Estate,
Sr. Unscd. Bonds	EUR	2.88	7/15/22	220,000		262,464
FMS Wertmanagement,
Govt. Gtd. Notes, 3 Month LIBOR +
0.10%		2.42	11/27/19	600,000	[c]	600,904
FMS Wertmanagement,
Gtd. Bonds		2.75	3/6/23	500,000		494,555
Kreditanstalt fuer Wiederaufbau,
Govt. Gtd. Notes		1.50	4/20/20	520,000		509,127
ProGroup,
Sr. Scd. Notes	EUR	3.00	3/31/26	110,000		126,538
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	90,000		118,746
						2,112,334
Guatemala - .4%
Guatemalan Government,
Sr. Unscd. Notes		5.75	6/6/22	200,000		210,582
Guernsey - .3%
Summit Germany,
Sr. Unscd. Bonds	EUR	2.00	1/31/25	122,000		134,674
India - 1.8%
ECL Finance,
Sr. Scd. Notes	INR	9.05	12/28/19	14,500,000		211,345
GMR Hyderabad International Airport,
Sr. Scd. Notes		4.25	10/27/27	200,000		176,019
Housing Development Finance,
Sr. Unscd. Notes	INR	7.88	8/21/19	20,000,000		290,652
National Highways Authority of India,
Sr. Unscd. Bonds	INR	7.30	5/18/22	20,000,000		288,993
						967,009
Indonesia - .9%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	7,220,000,000		501,687
Ireland - 2.0%
Allied Irish Banks,
Sub. Notes	EUR	4.13	11/26/25	181,000		224,227
Aquarius & Investments,
Jr. Sub. Notes		8.25	9/29/49	200,000		200,894
Bank of Ireland Group,
Sub. Notes	GBP	3.13	9/19/27	100,000		126,736
Silverback Finance,
Sr. Scd. Bonds	EUR	3.13	2/25/37	190,830		232,074
Virgin Media Receivables Financing Notes
I,
Sr. Scd. Bonds	GBP	5.50	9/15/24	208,000		272,110
						1,056,041

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
Israel - .4%
Israel Electric,
Sr. Scd. Notes		4.25	8/14/28	200,000	[b]	195,957
Italy - 2.3%
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	0.35	6/15/20	410,000		475,937
Italy Buoni Poliennali Del Tesoro,
Bonds	EUR	3.75	3/1/21	220,000		274,706
Nexi Capital,
Sr. Scd. Bonds	EUR	4.13	11/1/23	139,000		162,938
Pro-Gest,
Sr. Unscd. Bonds	EUR	3.25	12/15/24	120,000		133,516
Telecom Italia,
Sr. Unscd. Notes		5.30	5/30/24	200,000	[b]	201,250
						1,248,347
Japan - .9%
Japanese Government,
Sr. Unscd. Bonds, Ser. 387	JPY	0.10	4/15/20	55,800,000		500,938
Jersey - 1.3%
AA Bond Co.,
Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		135,857
AA Bond Co.,
Sr. Scd. Notes	GBP	4.88	7/31/24	100,000		132,701
CPUK Finance,
Scd. Bonds	GBP	4.25	2/28/47	100,000		131,231
CPUK Finance,
Sr. Scd. Notes	GBP	2.67	2/28/20	200,000		266,482
						666,271
Kuwait - 1.2%
Kuwaiti Government,
Sr. Unscd. Bonds		2.75	3/20/22	630,000		616,250
Luxembourg - 1.7%
4finance,
Gtd. Notes		10.75	5/1/22	200,000		200,699
Amigo Luxembourg,
Sr. Scd. Notes	GBP	7.63	1/15/24	100,000		134,498
AnaCap Financial Europe,
Sr. Scd. Notes, 3 Month EURIBOR + 5 @
Floor	EUR	5.00	8/1/24	200,000	[c]	212,377
Rede D'or Finance,
Gtd. Notes		4.95	1/17/28	200,000		183,375
SELP Finance,
Gtd. Bonds	EUR	1.25	10/25/23	150,000		174,895
						905,844
Mexico - 1.3%
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	4,430,000		241,121

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
Mexico - 1.3% (continued)
Mexican Government,
Bonds, Ser. M20	MXN	7.50	6/3/27	4,530,000		239,137
Sigma Alimentos,
Sr. Unscd. Notes		4.13	5/2/26	200,000		196,980
						677,238
Mongolia - .5%
Mongolian Government,
Sr. Unscd. Notes		5.63	5/1/23	250,000		244,901
Netherlands - 4.3%
Enel Finance International,
Gtd. Notes		2.75	4/6/23	325,000		306,694
HELLA Finance International,
Gtd. Notes	EUR	1.00	5/17/24	194,000		229,018
InterXion Holding,
Gtd. Notes	EUR	4.75	6/15/25	147,000		178,828
JAB Holdings,
Gtd. Bonds	EUR	1.25	5/22/24	100,000		117,931
Netherlands Development Finance
Company,
Sr. Unscd. Notes, 3 Month LIBOR +
0.14%		2.49	10/21/19	192,000	[c]	192,326
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/27	30,000		31,230
Promontoria Holding 264,
Sr. Scd. Notes	EUR	6.75	8/15/23	200,000		236,793
Shell International Finance,
Gtd. Notes, 3 Month LIBOR + 0.45%		2.81	5/11/20	287,000	[c]	289,097
Telefonica Europe,
Gtd. Bonds	EUR	4.20	12/29/49	100,000		122,296
Teva Pharmaceutical Finance
Netherlands II,
Gtd. Notes	EUR	1.13	10/15/24	100,000		103,853
Teva Pharmaceuticals,
Gtd. Notes		2.20	7/21/21	98,000		91,434
Volkswagen International Finance,
Gtd. Bonds	EUR	1.13	10/2/23	100,000		117,347
Vonovia Finance,
Gtd. Notes	EUR	1.50	3/31/25	242,000		285,410
						2,302,257
New Zealand - 2.4%
New Zealand Government,
Sr. Unscd. Bonds	NZD	3.00	4/15/20	930,000		642,771
New Zealand Government,
Sr. Unscd. Bonds	NZD	4.50	4/15/27	900,000		662,196
						1,304,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
Norway - .9%
DNB Boligkreditt,
Covered Bonds		2.50	3/28/22	255,000		248,070
SpareBank 1 Boligkreditt,
Covered Bonds		1.75	11/15/19	260,000	[b]	256,110
						504,180
South Korea - 1.3%
Export-Import Bank of Korea,
Sr. Unscd. Notes, 3 Month LIBOR +
0.46%		2.81	10/21/19	401,000	[c]	401,189
Export-Import Bank of Korea,
Sr. Unscd. Notes, Ser. 5FRN, 3 Month
LIBOR + 0.88%		3.21	1/25/22	309,000	[c]	310,697
						711,886
Spain - .9%
Banco Bilbao Vizcaya Argentaria,
Jr. Sub. Bonds	EUR	5.88	5/24/22	200,000		242,660
Banco Santander,
Jr. Sub. Bonds	EUR	5.25	9/29/23	200,000		234,367
						477,027
Sri Lanka - .8%
Sri Lankan Government,
Sr. Unscd. Bonds		6.00	1/14/19	400,000		402,847
Supranational - 3.7%
Eagle Intermediate Global Holding,
Sr. Scd. Bonds	EUR	5.38	5/1/23	100,000		117,172
Eagle Super Global Holding,
Sr. Scd. Bonds		7.50	5/1/25	150,000	[b]	149,625
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes, 3 Month LIBOR +
0.01%		2.37	5/11/22	510,000	[c]	509,725
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes, 3 Month LIBOR +
FLAT		2.34	3/23/20	292,000	[c]	291,908
Inter-American Development Bank,
Unscd. Notes	GBP	5.25	6/7/21	220,000		322,454
International Bank for Reconstruction &
Development,
Sr. Unscd. Bonds, 3 Month LIBOR +
0.28%		2.64	2/11/21	410,000	[c]	412,639
Nordic Investment Bank,
Sr. Unscd. Notes		1.25	8/2/21	200,000		190,398
						1,993,921
Sweden - .9%
Stadshypotek,
Covered Bonds		2.50	4/5/22	307,000		298,924

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
Sweden - .9% (continued)
Svensk Exportkredit,
Sub. Notes		2.88	11/14/23	200,000	[b]	199,488
						498,412
Switzerland - .6%
UBS,
Sub. Notes	EUR	4.75	2/12/26	235,000		298,521
United Kingdom - 18.2%
Anglian Water Services Financing,
Sr. Scd. Notes	GBP	1.63	8/10/25	115,000		146,182
Arqiva Broadcast Finance,
Sr. Scd. Notes	GBP	9.50	3/31/20	120,000		163,252
Bank of England Euro Note,
Unscd. Notes		2.50	3/5/21	396,000		392,357
BP Capital Markets,
Gtd. Notes	GBP	4.33	12/10/18	100,000		132,692
Bunzl Finance,
Gtd. Bonds	GBP	2.25	6/11/25	102,000		131,017
BUPA Finance,
Gtd. Bonds	GBP	6.13	12/29/49	130,000		182,072
Cadent Finance,
Gtd. Notes	GBP	1.13	9/22/21	264,000		342,140
Close Brothers Finance,
Gtd. Notes	GBP	2.75	10/19/26	141,000		184,740
Coca-Cola European Partners,
Gtd. Notes	EUR	1.13	5/26/24	160,000		190,707
Coventry Building Society,
Covered Bonds, 3 Month LIBOR +
0.30%	GBP	0.93	3/17/20	100,000	[c]	131,595
Coventry Building Society,
Jr. Sub. Bonds	GBP	6.38	12/29/49	200,000		270,703
Coventry Building Society,
Sr. Unscd. Notes	EUR	2.50	11/18/20	200,000		246,592
CYBG,
Sr. Unscd. Notes	GBP	3.13	6/22/25	280,000		362,358
EI Group,
First Mortgage Bonds	GBP	6.38	2/15/22	100,000		136,656
EI Group,
First Mortgage Bonds	GBP	6.50	12/6/18	16,000		21,295
Firstgroup,
Gtd. Bonds	GBP	6.13	1/18/19	275,000		368,646
Heathrow Finance,
Sr. Scd. Bonds	GBP	3.88	3/1/27	175,000		219,782
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	195,000		295,083
Iceland Bondco,
Sr. Scd. Notes	GBP	4.63	3/15/25	100,000		121,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
United Kingdom - 18.2% (continued)
Informa,
Gtd. Notes	GBP	3.13	7/5/26	190,000		249,416
Investec,
Jr. Sub. Notes	GBP	6.75	12/5/49	200,000		267,334
Jerrold Finco,
Sr. Scd. Bonds	GBP	6.13	1/15/24	108,000		140,578
John Lewis,
Sr. Unscd. Notes	GBP	8.38	4/8/19	175,000		240,264
KCA Deutag UK Finance,
Sr. Scd. Notes		7.25	5/15/21	200,000	[b]	194,000
Lloyds Bank,
Jr. Sub. Notes	EUR	13.00	1/29/49	66,000		102,480
Lloyds Banking Group,
Jr. Sub. Bonds	GBP	7.00	12/29/49	200,000		271,742
London & Quadrant Housing Trust,
Sr. Scd. Bonds	GBP	2.63	5/5/26	142,000		189,164
Matalan Finance,
Sr. Scd. Bonds	GBP	6.75	1/31/23	130,000		159,865
Mitchells & Butlers Finance,
Scd. Bonds, Ser. B2	GBP	6.01	12/15/28	168,807		255,449
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/23	200,000		246,412
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	3/11/49	200,000		271,006
Neptune Energy Bondco,
Sr. Unscd. Notes		6.63	5/15/25	200,000		195,250
Prudential,
Sr. Unscd. Bonds	GBP	5.88	5/11/29	205,000		374,090
Royal Bank of Scotland Group,
Jr. Sub. Bonds		7.50	12/29/49	200,000		207,000
Saga,
Gtd. Bonds	GBP	3.38	5/12/24	128,000		160,792
Santander UK,
Sub. Notes	GBP	9.63	10/30/23	147,000		196,878
Skipton Building Society,
Covered Bonds, 3 Month LIBOR +
0.31%	GBP	1.01	5/2/23	133,000	[c]	174,910
Southern Gas Networks,
Sr. Unscd. Notes	GBP	5.13	11/2/18	250,000		331,353
Tesco Property Finance 3,
Sr. Scd. Bonds	GBP	5.74	4/13/40	72,899		110,759
TP ICAP,
Gtd. Notes	GBP	5.25	1/26/24	190,000		252,815
UNITE USAF II,
Sr. Scd. Notes	GBP	3.37	6/30/23	100,000		140,169
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/27	480,000		791,178

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
United Kingdom - 18.2% (continued)
Wagamama Finance,
Sr. Scd. Notes	GBP	4.13	7/1/22	100,000		129,527
						9,691,720
United States - 23.2%
Anheuser-Busch InBev Worldwide,
Gtd. Notes, Ser. 5FRN, 3 Month LIBOR +
0.74%		3.08	1/12/24	64,000	[c]	64,648
Antero Resources,
Gtd. Notes		5.63	6/1/23	197,000		201,925
Belden,
Gtd. Bonds	EUR	2.88	9/15/25	125,000		144,012
Best Buy,
Sr. Unscd. Bonds		5.50	3/15/21	210,000		219,500
BWAY Holding Co.,
Sr. Scd. Bonds	EUR	4.75	4/15/24	119,000		139,921
CCO Holdings,
Sr. Unscd. Notes		5.50	5/1/26	70,000	[b]	68,950
CCO Holdings,
Sr. Unscd. Notes		5.75	1/15/24	121,000		122,513
CEMEX Finance,
Sr. Scd. Notes		6.00	4/1/24	220,000		228,074
Chesapeake Energy,
Gtd. Notes, 3 Month LIBOR + 3.25%		5.59	4/15/19	155,000	[c]	155,581
Citigroup,
Sub. Notes		5.50	9/13/25	240,000		255,598
Dollar General,
Sr. Unscd. Notes		4.15	11/1/25	208,000		209,026
eBay,
Sr. Unscd. Notes, 3 Month LIBOR +
0.48%		2.84	8/1/19	329,000	[c]	329,773
Equinix,
Sr. Unscd. Notes	EUR	2.88	2/1/26	110,000		125,566
First Data,
Sr. Scd. Notes		5.38	8/15/23	200,000	[b]	203,250
General Electric Capital,
Sr. Unscd. Notes	GBP	6.44	11/15/22	23,099		33,044
HCA,
Sr. Scd. Notes		6.50	2/15/20	190,000		198,227
Iron Mountain,
Gtd. Notes	EUR	3.00	1/15/25	123,000		143,276
JPMorgan Chase & Co.,
Sr. Unscd. Notes, 3 Month LIBOR +
1.21%		3.54	10/29/20	323,000	[c]	329,190
JPMorgan Chase Bank,
Sr. Unscd. Notes, 3 Month LIBOR +
0.25%		2.61	2/13/20	460,000	[c]	460,614
Microsoft,
Sr. Unscd. Bonds		2.00	8/8/23	250,000		236,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
United States - 23.2% (continued)
New York Life Global Funding,
Scd. Notes		1.70	9/14/21	270,000		256,536
Packaging Corporation of America,
Sr. Unscd. Notes		2.45	12/15/20	71,000		69,776
Packaging Corporation of America,
Sr. Unscd. Notes		3.40	12/15/27	160,000		151,217
PepsiCo,
Sr. Unscd. Notes		2.00	4/15/21	96,000		93,487
Pizza Hut Holdings,
Gtd. Notes		5.00	6/1/24	119,000		118,108
Post Holdings,
Gtd. Notes		5.50	3/1/25	134,000	[b]	132,325
PSPC Escrow,
Sr. Unscd. Notes	EUR	6.00	2/1/23	110,000		135,347
Range Resources,
Gtd. Notes		5.00	3/15/23	264,000		254,430
RWT Holdings,
Gtd. Bonds		5.63	11/15/19	148,000		150,394
Silgan Holdings,
Sr. Unscd. Bonds	EUR	3.25	3/15/25	120,000		143,911
Spectrum Brands,
Gtd. Bonds	EUR	4.00	10/1/26	100,000		116,563
Spectrum Brands,
Gtd. Notes		6.63	11/15/22	120,000		123,900
Sprint Capital,
Gtd. Notes		8.75	3/15/32	153,000		165,049
T-Mobile USA,
Gtd. Notes		6.00	4/15/24	90,000		93,375
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	129,000		133,192
U.S. Treasury Bonds		2.88	5/15/43	1,750,000		1,689,399
U.S. Treasury Inflation Protected
Securities,
Bonds		2.13	2/15/41	516,983	[d]	645,947
U.S. Treasury Inflation Protected
Securities,
Bonds		2.38	1/15/25	1,319,228	[d]	1,448,258
U.S. Treasury Inflation Protected
Securities,
Notes		0.13	4/15/20	231,518	[d]	228,019
U.S. Treasury Notes		2.13	7/31/24	885,000		847,699
U.S. Treasury Notes		2.25	11/15/27	1,065,000		1,004,033
US Bank,
Sr. Unscd. Notes, 3 Month LIBOR +
0.32%		2.65	4/26/21	250,000	[c]	250,345
Verizon Communications,
Sr. Unscd. Notes, 3 Month LIBOR + 1%		3.33	3/16/22	103,000	[c]	104,989

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 94.7% (continued)
United States - 23.2% (continued)
Whiting Petroleum,
Sr. Unscd. Notes	6.63	1/15/26	75,000		77,766
Zayo Group,
Gtd. Notes	6.00	4/1/23	50,000		51,375
					12,354,664
Vietnam - 1.0%
Vietnamese Government,
Sr. Unscd. Bonds	6.75	1/29/20	512,000		533,820
Total Bonds and Notes
(cost $51,433,309)					50,419,529
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .0%
Put Options - .0%
U. S. 10 Year Treasury Notes
Contracts 45 UBS Securities	119.00	8/24/18	4,500,000		10,547
U. S. 10 Year Treasury Notes
Contracts 306 UBS Securities	117.00	8/24/18	12,700,000		4,781
Total Options Purchased
(cost $76,109)					15,328
			Shares
Exchange-Traded Funds - 1.5%
United States - 1.5%
iShares JP Morgan USD Emerging Markets
Bond Fund
(cost $787,268)			7,200		785,232
	7-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 6.0%
Registered Investment Companies
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $3,229,373)	1.89		3,229,373	[e]	3,229,373

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $55,526,059)	102.2%	54,449,462
Liabilities, Less Cash and Receivables	(2.2%)	(1,197,848)
Net Assets	100.0%	53,251,614

ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$3,624,589 or 6.81% of net assets.
[c] Variable rate security—rate shown is the interest rate in effect at period end.
[d] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[e] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Income Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†	-	27,943,916	-	27,943,916
Exchange-Traded Funds	785,232	-	-	785,232
Foreign Government	-	16,612,258	-	16,612,258
Registered Investment Company	3,229,373	-	-	3,229,373
U.S. Treasury	-	5,863,355	-	5,863,355
Other Financial Instruments:
Futures†	5,946	-	-	5,946
Forward Foreign Currency
Exchange Contracts††	-	956,245	-	956,245
Options Purchased	15,328	-	-	15,328
Liabilities ($)
Other Financial Instruments:
Futures†	(6,030)	-	-	(6,030)
Forward Foreign Currency
Exchange Contracts††	-	(395,994)	-	(395,994)

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Global Dynamic Bond Income Fund
July 31, 2018 (Unaudited)

					Unrealized
	Number of	Notional			Appreciation
Description	Contracts Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Short
Euro-Bobl	10 9/18	1,544,928	[a]	1,538,982	5,946
Euro-Bond	11 9/18	2,072,349	[a]	2,078,379	(6,030)
Gross Unrealized Appreciation					5,946
Gross Unrealized Depreciation					(6,030)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Dynamic Bond Income Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
CIBC World Markets Corp.
United States
Dollar	510,745	Norwegian Krone	4,095,302	8/16/18	8,321
United States
Dollar	171,991	Euro	147,000	8/16/18	(111)
United States
Dollar	486,048	British Pound	369,753	8/16/18	401
United States
Dollar	11,106	Euro	9,464	8/1/18	39
United States
Dollar	288,711	Philippine Peso	15,485,000	8/16/18	(2,696)
United States
Dollar	453,619	British Pound	343,000	8/16/18	3,110
Chinese Yuan		United States
Renminbi	1,606,000	Dollar	249,147	8/16/18	(13,891)
United States		Chinese Yuan
Dollar	240,455	Renminbi	1,606,000	8/16/18	5,199
		United States
British Pound	369,753	Dollar	485,748	8/1/18	(409)
		United States
Norwegian Krone	608,000	Dollar	74,903	8/16/18	(312)
Citigroup
United States
Dollar	669,184	Canadian Dollar	866,929	8/16/18	2,561
		United States
Czech Koruna	11,770,520	Dollar	530,707	8/16/18	7,825
United States
Dollar	539,556	Czech Koruna	11,770,520	8/16/18	1,024
		United States
Russian Ruble	31,826,000	Dollar	505,897	8/16/18	2,544
United States
Dollar	504,451	Japanese Yen	56,030,629	8/16/18	2,810
		United States
British Pound	352,280	Dollar	462,444	8/16/18	254
		United States
Mexican Peso	4,948,000	Dollar	257,614	8/16/18	7,141
United States
Dollar	258,739	Mexican Peso	4,948,000	8/16/18	(6,016)
		United States
Canadian Dollar	290,782	Dollar	221,379	8/16/18	2,217
United States
Dollar	226,744	Canadian Dollar	290,782	8/16/18	3,148
United States
Dollar	458,149	Mexican Peso	8,957,726	8/16/18	(21,157)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
State Street Bank and Trust Company
United States
Dollar	266,986	Australian Dollar	359,178	8/16/18	109
United States		New Zealand
Dollar	1,320,753	Dollar	1,893,792	8/16/18	29,954
United States
Dollar	5,916	British Pound	4,509	8/2/18	(3)
		United States
Japanese Yen	83,419,000	Dollar	760,914	8/16/18	(14,065)
		United States
Euro	151,774	Dollar	177,447	8/16/18	244
United States
Dollar	180,829	Euro	151,774	8/16/18	3,138
		United States
British Pound	2,195,904	Dollar	2,633,316	8/16/18	250,865
United States
Dollar	2,096,464	British Pound	1,775,064	8/16/18	(234,972)
United States
Dollar	897,276	Canadian Dollar	1,177,985	8/16/18	(8,533)
		United States
Norwegian Krone	3,487,302	Dollar	432,289	8/16/18	(4,456)
United States
Dollar	10,544,373	Euro	8,854,545	8/16/18	177,822
United States
Dollar	375,431	Japanese Yen	41,563,000	8/16/18	3,318
		United States
British Pound	602,000	Dollar	795,837	8/16/18	(5,148)
United States
Dollar	545,412	British Pound	415,137	8/16/18	157
		United States
Norwegian Krone	2,620,000	Dollar	325,116	8/16/18	(3,687)
United States
Dollar	326,965	Norwegian Krone	2,620,000	8/16/18	5,536
United States
Dollar	11,379,388	British Pound	8,388,517	8/16/18	361,598
		United States
Japanese Yen	81,769,735	Dollar	739,027	8/16/18	(6,944)
United States
Dollar	731,214	Japanese Yen	81,769,735	8/16/18	(869)
United States
Dollar	125,020	Euro	107,380	8/16/18	(696)
United States
Dollar	511,235	Chilean Peso	331,408,000	8/16/18	(8,584)
		United States
Czech Koruna	2,016,480	Dollar	92,838	8/16/18	(579)
Indonesian		United States
Rupiah	2,811,458,000	Dollar	195,444	8/16/18	(824)
United States		Indonesian
Dollar	203,212	Rupiah	2,811,458,000	8/16/18	8,592

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
UBS Securities
		United States
Swedish Krona	4,400,344	Dollar	501,684	8/16/18	(623)
United States
Dollar	493,865	Swedish Krona	4,400,344	8/16/18	(7,196)
		United States
British Pound	285,000	Dollar	375,921	8/16/18	(1,591)
		United States
Brazilian Real	839,000	Dollar	213,307	8/16/18	9,801
United States
Dollar	219,608	Brazilian Real	839,000	8/16/18	(3,500)
Chinese Yuan		United States
Renminbi	5,663,000	Dollar	853,581	8/16/18	(24,032)
United States		Chinese Yuan
Dollar	855,798	Renminbi	5,663,000	8/16/18	26,249
		United States
Swiss Franc	497,000	Dollar	509,634	8/16/18	(7,002)
		United States
Euro	552,877	Dollar	647,743	8/16/18	(457)
Indonesian		United States
Rupiah	4,200,810,000	Dollar	292,028	8/16/18	(1,231)
United States		Indonesian
Dollar	291,925	Rupiah	4,200,810,000	8/16/18	1,129
Indonesian		United States
Rupiah	66,294,000	Dollar	4,558	8/16/18	31
United States
Dollar	844,245	Australian Dollar	1,131,225	8/16/18	3,718
		United States
Australian Dollar	960,000	Dollar	709,296	8/16/18	4,007
United States
Dollar	717,584	Australian Dollar	960,000	8/16/18	4,281
United States
Dollar	226,706	Indian Rupee	15,394,000	8/16/18	2,692
Gross Unrealized Appreciation					956,245
Gross Unrealized Depreciation					(395,994)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

At July 31, 2018, accumulated net unrealized depreciation on investments was $1,076,597, consisting of $352,107 gross unrealized appreciation and $1,428,704 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Multi-Asset Income Fund

July 31, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	Value ($)
Convertible Bonds - 1.6%
Cayman Islands - .8%
Ctrip.com International, Sr. Unscd. Bonds		1.99	7/1/25	184,000	196,106
United States - .8%
Redwood Trust, Sr. Unscd. Notes		4.75	8/15/23	214,000	209,592
Total Convertible Bonds (cost $419,718)				405,698

Bonds and Notes - 30.7%
Australia - 1.2%
Australian Government, Sr. Unscd. Bonds, Ser. 138	AUD	3.25	4/21/29	400,000	313,612
Cayman Islands - .8%
Sable International Finance, Gtd. Notes		6.88	8/1/22	200,000	[b] 209,500
Chile - .6%
Nova Austral, Sr. Scd. Bonds		8.25	5/26/21	150,000	[b] 143,182
Ecuador - .8%
Ecuadorian Government, Sr. Unscd. Notes		8.88	10/23/27	200,000	193,750
El Salvador - .4%
Republic of El Salvador, Sr. Unscd. Notes		7.38	12/1/19	100,000	103,375
Fiji - .8%
Fiji Government, Sr. Unscd. Notes		6.63	10/2/20	200,000	203,038
Germany - .5%
Rocket Internet, Sr. Unscd. Bonds	EUR	3.00	7/22/22	100,000	126,582
Guatemala - .8%
Guatemalan Government, Sr. Unscd. Notes		5.75	6/6/22	200,000	210,282
Indonesia - .7%
Indonesian Government, Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	2,592,000,000	180,107
Italy - .5%
Nexi Capital, Sr. Scd. Bonds	EUR	4.13	11/1/23	110,000	128,943

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 30.7% (continued)
Japan - .7%
SoftBank Group, Sub. Notes		6.00	12/31/49	200,000	181,954
Mexico - 3.7%
Cemex, Sr. Scd. Notes		6.13	5/5/25	200,000	207,300
Mexican Government, Bonds, Ser. M	MXN	6.50	6/9/22	3,256,700	167,307
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	8,200,000	446,318
Mexican Government, Sr. Unscd. Bonds, Ser. M 20	MXN	8.50	5/31/29	1,725,200	97,480
					918,405
Netherlands - 1.0%
Petrobras Global Finance, Gtd. Notes		6.88	1/20/40	64,000	61,680
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes	EUR	1.13	10/15/24	100,000	103,853
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		2.20	7/21/21	83,000	77,439
					242,972
New Zealand - 2.1%
New Zealand Local Government Funding Agency, Sr. Unscd. Bonds	NZD	4.50	4/15/27	711,000	523,133
United Kingdom - 5.1%
Arqiva Broadcast Finance, Sr. Scd. Notes	GBP	9.50	3/31/20	100,000	136,042
Coventry Building Society, Jr. Sub. Bonds	GBP	6.38	12/31/49	200,000	270,701
Mclaren Finance, Sr. Scd. Bonds	GBP	5.00	8/1/22	100,000	127,403
Nationwide Building Society, Jr. Sub. Notes	GBP	6.88	12/31/49	100,000	135,502
Scottish Widows, Sub. Notes	GBP	5.50	6/16/23	100,000	145,445
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/40	97,201	147,679
TP ICAP, Gtd. Notes	GBP	5.25	1/26/24	127,000	168,986
Virgin Media Secured Finance, Sr. Scd. Notes	GBP	6.25	3/28/29	100,000	137,652
					1,269,410
United States - 11.0%
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/26	75,000	[b] 73,875

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 30.7% (continued)
United States - 11.0% (continued)
Sprint, Gtd. Notes		7.13	6/15/24	226,000	232,780
Sprint Capital, Gtd. Notes		8.75	3/15/32	109,000	117,584
T-Mobile USA, Gtd. Notes		6.00	3/1/23	87,000	89,828
U.S. Treasury Inflation Protected Securities, Bonds		2.38	1/15/25	453,740	[c] 498,119
U.S. Treasury Notes		1.50	10/31/19	1,001,000	988,233
U.S. Treasury Notes		2.00	2/15/25	800,000	756,469
					2,756,888
Total Bonds and Notes (cost $7,906,483)				7,705,133
Description				Shares	Value ($)
Common Stocks - 60.6%
Australia - 3.9%
Dexus				31,241	[d] 233,584
Insurance Australia Group				46,501	277,321
Sydney Airport				50,153	263,595
Transurban Group				25,093	217,862
					992,362
Brazil - .5%
Ambev, ADR				26,062	133,959
Canada - 1.2%
Suncor Energy				7,135	300,461
China - 1.5%
China Harmony New Energy Auto Holding				614,000	258,147
Hollysys Automation Technologies				5,107	118,482
					376,629
Georgia - 2.3%
Bank of Georgia Group				6,551	157,010
Georgia Capital				6,551	[e] 84,981
TBC Bank Group				14,771	340,470
					582,461
Germany - 4.8%
HeidelbergCement				1,775	150,716
Hella GmbH & Co.				3,104	182,802
Infineon Technologies				8,830	233,907
Telefonica Deutschland Holding				147,299	645,445
					1,212,870
Guernsey - 1.5%
Hipgnosis Songs Fund				277,987	382,201

Description				Shares	Value ($)
Common Stocks - 60.6% (continued)
Hong Kong - 4.1%
AIA Group				65,600	574,318
Link REIT				25,500	[d] 252,705
Man Wah Holdings				258,800	191,014
					1,018,037
Ireland - 2.1%
AIB Group				32,124	183,996
CRH				9,888	336,761
					520,757
Israel - 1.3%
Bank Hapoalim				37,011	261,634
Teva Pharmaceutical Industries, ADR				2,323	55,613
					317,247
Italy - 2.8%
Atlantia				23,791	705,468
Japan - 1.4%
Ebara				3,600	109,627
Japan Tobacco				8,200	233,293
					342,920
Jordan - 1.1%
Hikma Pharmaceuticals				12,455	267,997
Luxembourg - .9%
B&M European Value Retail				43,823	237,210
Macau - .8%
Sands China				40,800	209,918
Mexico - 1.9%
Kimberly-Clark de Mexico, Cl. A				68,656	126,425
Wal-Mart de Mexico				123,200	359,663
					486,088
Netherlands - .8%
Royal Dutch Shell, Cl. B				5,789	202,608
New Zealand - 2.2%
SKYCITY Entertainment Group				138,731	374,838
Spark New Zealand				62,592	165,289
					540,127
Norway - 1.1%
Entra				19,783	[b] 288,613
Singapore - 2.1%
Mapletree Greater China Commercial Trust				256,000	[d] 216,853
Parkway Life REIT				151,200	[d] 306,709
					523,562
Switzerland - 4.0%
ABB				10,763	247,212
Ferguson				4,209	331,645

Description				Shares	Value ($)
Common Stocks - 60.6% (continued)
Switzerland - 4.0% (continued)
Novartis				2,146	180,137
Zurich Insurance Group				778	239,302
					998,296
United Kingdom - 7.5%
Ascential				38,865	214,147
BAE Systems				43,239	370,338
British American Tobacco				3,035	167,247
Diageo				7,093	260,660
Dixons Carphone				62,185	144,246
Informa				29,065	300,897
Prudential				18,328	433,576
					1,891,111
United States - 10.8%
Albemarle				1,865	175,683
American Homes 4 Rent, Cl. A				9,773	[d] 216,374
Apple				1,912	363,835
Applied Materials				4,299	209,060
CA				3,385	149,651
Citigroup				4,681	336,517
Gilead Sciences				1,042	81,099
Las Vegas Sands				1,738	124,962
Microsoft				2,117	224,571
Redwood Trust				27,802	[d] 467,352
Samsonite International				47,885	[b,e] 181,971
Schlumberger				2,719	183,587
					2,714,662
Total Common Stocks (cost $15,269,542)				15,245,564

Preferred Stocks - 2.1%
Germany - 1.2%
Volkswagen		2.81		1,698	302,325
South Korea - .9%
Samsung Electronics		3.22		6,790	233,030
Total Preferred Stocks (cost $620,191)				535,355
Description	Preferred Dividend Yield (%)			Shares	Value ($)
Investment Companies - 1.5%
United KingdomForeign Investment Companies - 1.5%
Greencoat UK Wind (cost $364,902)				230,852	378,621

Description	7-Day Yield (%)			Shares	Value ($)
Other Investment - 2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $727,033)		1.89		727,033	[f] 727,033
Total Investments (cost $25,307,869)				99.4%	24,997,404
Cash and Receivables (Net)				0.6%	152,491
Net Assets				100.0%	25,149,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

AUD—Australian Dollar

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

MXN—Mexican Peso

NZD—New Zealand Dollar

a    Amount stated in U.S. Dollars unless otherwise noted above.

b    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $897,141 or 3.57% of net assets.

c    Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d    Investment in real estate investment trust.

e    Non-income producing security.

f    Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Co
United States Dollar	734,994	Australian Dollar	987,000	8/16/18	1,627
United States Dollar	361,277	Euro	302,880	8/16/18	6,665
United States Dollar	6,523	British Pound	4,969	8/1/18	1
United States Dollar	1,711,732	British Pound	1,288,097	10/16/18	15,345
United States Dollar	175,504	Japanese Yen	19,206,000	8/16/18	3,738
United States Dollar	523,770	New Zealand Dollar	772,000	10/16/18	(2,445)
Gross Unrealized Appreciation					27,376
Gross Unrealized Depreciation					(2,445)

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Convertible Bonds	-	405,698	-	405,698
Corporate Bonds	-	3,023,910	-	3,023,910
Equity Securities –Domestic Common Stocks	2,532,690	-	-	2,532,690
Equity Securities –Foreign Common Stocks†	308,054	12,404,820†	-	12,712,874
Equity Securities –Foreign Preferred Stocks	-	535,355†	-	535,355
Foreign Government	-	1,915,269	-	1,915,269
Municipal Bonds	-	523,133	-	523,133
Registered Investment Company	727,033	-	-	727,033
U.S. Treasury	-	2,242,821	-	2,242,821
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	27,376	-	27,376
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,445)	-	(2,445)

†    Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††   Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus Global Multi-Asset Income Fund

July 31, 2018 (Unaudited)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.  Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.  The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

STATEMENT OF INVESTMENTS
Dreyfus Global Multi-Asset Income Fund

July 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2018, accumulated net unrealized depreciation on investments was $310,465, consisting of $746,540 gross unrealized appreciation and $1,057,005 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund

July 31, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 26.2%
Australia - 4.0%
Australian Government, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/37	26,959,000		22,329,729
Australian Government, Sr. Unscd. Bonds, Ser. 147	AUD	3.25	6/21/39	12,584,000		9,697,287
Australian Government, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/47	21,018,000		15,275,499
New South Wales Treasury, Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	6,226,300	[b]	6,750,150
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.50	11/17/26	4,023,000		3,588,519
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.25	12/20/32	5,930,000		4,947,256
					62,588,440
Brazil - 1.6%
Brazilian Government, Sr. Unscd. Bonds		4.88	1/22/21	15,737,000		16,138,293
Brazilian Government, Sr. Unscd. Bonds		5.00	1/27/45	7,257,000		6,168,450
Brazilian Government, Sr. Unscd. Notes		2.63	1/5/23	3,105,000		2,884,545
					25,191,288
Canada - 1.6%
Canada Housing Trust No 1, Govt. Gtd. Bonds	CAD	2.35	6/15/27	32,585,000		24,339,619
Cayman Islands - .2%
Dwr Cymru Financing, Scd. Notes	GBP	1.86	3/31/48	150,000	[c]	428,746
Sable International Finance, Gtd. Notes		6.88	8/1/22	2,029,000	[d]	2,125,377
					2,554,123
Ecuador - .2%
Ecuadorian Government, Sr. Unscd. Notes		8.88	10/23/27	3,518,000		3,408,062
France - .1%
Altice France, Sr. Scd. Notes	EUR	5.88	2/1/27	1,225,000		1,463,674
India - .1%
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/22	120,000,000		1,733,959

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 26.2% (continued)
Indonesia - .6%
Indonesian Government, Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	132,876,000,000		9,232,992
Italy - .4%
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	0.35	6/15/20	2,596,000		3,013,479
Nexi Capital, Sr. Scd. Bonds	EUR	4.13	11/1/23	2,970,000		3,481,462
					6,494,941
Japan - .2%
SoftBank Group, Sub. Notes		6.00		2,935,000		2,670,175
Jersey - .2%
CPUK Finance, Scd. Bonds	GBP	4.25	2/28/47	1,795,000		2,355,590
Mexico - 1.6%
Mexican Government, Bonds	MXN	8.00	11/7/47	63,412,400		3,451,477
Mexican Government, Bonds, Ser. M 20	MXN	7.50	6/3/27	72,529,900		3,828,827
Mexican Government, Bonds, Ser. M	MXN	7.75	5/29/31	70,795,700		3,784,571
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	218,265,700		13,041,545
					24,106,420
Netherlands - .5%
InterXion Holding, Gtd. Notes	EUR	4.75	6/15/25	2,803,000		3,409,874
Petrobras Global Finance, Gtd. Notes		7.38	1/17/27	1,312,000		1,365,792
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		2.20	7/21/21	3,348,000		3,123,684
					7,899,350
New Zealand - 2.1%
New Zealand Government, Sr. Unscd. Bonds, Ser. 0427	NZD	4.50	4/15/27	24,372,000		19,048,314
New Zealand Government, Sr. Unscd. Bonds, Ser. 0437	NZD	2.75	4/15/37	13,529,000		8,803,615
New Zealand Government, Sr. Unscd. Bonds, Ser. 0940	NZD	2.50	9/20/40	5,000,000	[e]	3,843,549
					31,695,478
United Kingdom - 1.5%
Anglian Water Services Financing, Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	151,000	[c]	395,899
Arqiva Broadcast Finance, Sr. Scd. Notes	GBP	9.50	3/31/20	3,000,000		4,081,273

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 26.2% (continued)
United Kingdom - 1.5% (continued)
British Telecommunications, Sr. Unscd. Notes	GBP	3.50	4/25/25	533,000	[c]	1,448,974
High Speed Rail Finance 1, Sr. Scd. Notes	GBP	1.57	11/1/38	268,000	[c]	537,477
Network Rail Infrastructure Finance, Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	865,000	[c]	2,053,692
Scotland Gas Networks, Insured Notes, Ser. A2S	GBP	2.13	10/21/22	300,000	[c]	648,019
Tesco, Sr. Unscd. Notes	GBP	3.32	11/5/25	3,960,000	[c]	9,946,363
Tesco, Sr. Unscd. Notes	GBP	6.13	2/24/22	147,000		218,287
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/40	2,746,884		4,173,413
					23,503,397
United States - 11.3%
CCO Holdings, Sr. Unscd. Notes		5.88	5/1/27	1,802,000	[d]	1,792,990
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/26	2,727,000	[d]	2,686,095
CEMEX Finance, Sr. Scd. Notes		6.00	4/1/24	5,760,000		5,971,392
Post Holdings, Gtd. Notes		5.50	3/1/25	3,029,000	[d]	2,991,137
Reynolds Group Issuer, Sr. Scd. Notes		5.75	10/15/20	4,435,606		4,449,135
Spectrum Brands, Gtd. Notes		6.63	11/15/22	3,458,000		3,570,385
Sprint, Gtd. Notes		7.13	6/15/24	3,548,000		3,654,440
Sprint, Gtd. Notes		7.88	9/15/23	2,153,000		2,301,019
Sprint Capital, Gtd. Notes		8.75	3/15/32	7,660,000		8,263,225
Sprint Communications, Sr. Scd. Debs.		9.25	4/15/22	404,000		458,540
T-Mobile USA, Gtd. Notes		6.00	4/15/24	3,236,000		3,357,350
T-Mobile USA, Gtd. Notes		6.00	3/1/23	2,563,000		2,646,297
U.S. Treasury Bonds		3.13	5/15/48	15,246,500		15,382,587
U.S. Treasury Notes		2.25	11/15/27	124,910,500		117,759,861
					175,284,453
Total Bonds and Notes (cost $409,800,881)				404,521,961

Description				Shares		Value ($)
Common Stocks - 51.7%
Australia - 1.4%
Dexus				2,145,611	[f]	16,042,389
Newcrest Mining				249,405		4,003,190
OceanaGold				587,999		1,808,046
					21,853,625
Canada - 2.1%
Agnico Eagle Mines				55,250		2,314,737
Alamos Gold, Cl. A				221,507		1,202,167
Barrick Gold				94,508		1,057,545
Eldorado Gold				657,540	[g]	717,767
Intact Financial				156,159		11,913,148
Kinross Gold				303,433	[g]	1,096,310
New Gold				505,377	[g]	629,366
Suncor Energy				185,309		7,803,534
Wheaton Precious Metals				253,651		5,315,391
					32,049,965
Denmark - 1.3%
Orsted				316,754	[d]	19,532,760
France - 2.4%
Thales				83,037		10,916,692
Total				190,999		12,462,139
Vivendi				516,157		13,402,379
					36,781,210
Germany - 4.6%
Bayer				106,394		11,850,833
Deutsche Wohnen				326,412		15,904,448
Infineon Technologies				402,110		10,651,886
LEG Immobilien				135,610		15,262,490
SAP				44,848		5,244,872
Telefonica Deutschland Holding				1,626,469		7,126,970
Vonovia				95,946		4,644,561
					70,686,060
Guernsey - .3%
Amedeo Air Four Plus				3,691,487		5,135,861
Hong Kong - 2.8%
AIA Group				3,222,000		28,208,138
Link REIT				1,580,000		15,657,809
					43,865,947
India - .4%
ITC, GDR				1,335,665		5,796,786
Ireland - 2.8%
Accenture, Cl. A				109,411		17,432,455
AIB Group				1,335,339		7,648,386
CRH				332,733		11,396,822

Description				Shares		Value ($)
Common Stocks - 51.7% (continued)
Ireland - 2.8% (continued)
Smurfit Kappa Group				173,077		7,106,988
					43,584,651
Japan - 1.5%
Suzuki Motor				324,500		19,069,590
Yokogawa Electric				193,500		3,442,843
					22,512,433
Jersey - .1%
Randgold Resources				15,478		1,146,262
Mexico - .5%
Fresnillo				99,012		1,348,326
Wal-Mart de Mexico				2,428,900		7,090,794
					8,439,120
Netherlands - 2.4%
Royal Dutch Shell, Cl. B				519,589		18,184,953
Wolters Kluwer				315,660		19,023,362
					37,208,315
South Africa - .1%
Gold Fields				515,860		1,892,209
South Korea - 2.0%
Macquarie Korea Infrastructure Fund				1,467,077		11,871,352
Samsung SDI				93,205		19,119,359
					30,990,711
Switzerland - 5.5%
ABB				611,797		14,052,192
Ferguson				196,399		15,475,102
Novartis				381,334		32,009,574
Roche Holding				54,899		13,472,611
Zurich Insurance Group				30,088		9,254,654
					84,264,133
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing, ADR				408,111		16,818,254
United Kingdom - 7.3%
Associated British Foods				298,569		9,617,543
BAE Systems				1,494,230		12,797,923
British American Tobacco				81,768		4,505,921
British American Tobacco, ADR				181,657		9,951,171
Cobham				8,000,724	[g]	13,127,019
Diageo				330,772		12,155,497
Informa				1,197,815		12,400,477
Prudential				525,992		12,443,128
RELX				662,763		14,390,067
Unilever				208,676		12,001,883
					113,390,629

Description				Shares		Value ($)
Common Stocks - 51.7% (continued)
United States - 13.1%
Abbott Laboratories				176,045		11,537,989
Alacer Gold				1,072,669	[g]	2,325,346
Albemarle				184,103		17,342,503
Applied Materials				167,221		8,131,957
CA				324,518		14,346,941
Cisco Systems				656,673		27,770,701
Citigroup				107,843		7,752,833
CMS Energy				526,836		25,467,252
Eversource Energy				430,479		26,138,685
Invesco DB Gold Fund				509,414	[g,h]	19,673,569
Maxim Integrated Products				107,241		6,556,715
Microsoft				145,686		15,454,371
Newmont Mining				38,837		1,424,541
PepsiCo				66,684		7,668,660
Schlumberger				162,153		10,948,571
					202,540,634
Total Common Stocks (cost $657,054,767)				798,489,565
	Preferred Dividend Yield (%)			Shares		Value ($)
Preferred Stocks - .8%
Germany - .8%
Volkswagen		2.87		66,784		11,890,721
South Korea - .0%
Samsung Electronics		3.36		30,399		1,043,279
Total Preferred Stocks (cost $15,048,768)				12,934,000
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount		Value ($)
Options Purchased - .0%
Call Options - .0%
U.S. Treasury 30 Year Bonds		147.00	8/2018	420,000		26,250
Put Options - .0%
FTSE 100 Index		7,300	8/2018	57,597,000		76,772
Total Options Purchased (cost $402,517)				103,022
Description	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 15.4%
United States
U.S. Treasury Bills		1.74	8/2/18	90,926,000	[i]	90,921,463
U.S. Treasury Bills		1.83	4/25/19	150,056,200	[i]	147,550,742
Total Short-Term Investments (cost $238,548,330)				238,472,205

Description	7-Day Yield (%)			Shares		Value ($)
Other Investment - 4.8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $74,601,135)		1.89		74,601,135	[j]	74,601,135
Total Investments (cost $1,395,456,398)				98.9%	1,529,121,888
Cash and Receivables (Net)				1.1%	16,800,342
Net Assets				100.0%	1,545,922,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

REIT—Real Estate Investment Trust

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

MXN—Mexican Peso

NZD—New Zealand Dollar

a    Amount stated in U.S. Dollars unless otherwise noted above.

b    Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.

c    Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.

d    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $29,128,359 or 1.88% of net assets.

e    Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.

f    Investment in real estate investment trust.

g    Non-income producing security.

h    Investment in non-controlled affiliates (cost $21,569,887).

i    Security is a discount security. Income is recognized through the accretion of discount.

j    Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
DAX	20	9/2018	(7,497,528)[a]	(7,492,282)	5,246
E-mini Russell 2000	144	9/2018	(12,050,729)	(12,041,280)	9,449
Euro-Bond	122	9/2018	(23,076,208)[a]	(23,051,007)	25,201
FTSE 100	406	9/2018	(40,686,987)[a]	(41,048,695)	(361,708)
Standard & Poor's 500	129	9/2018	(89,707,183)	(90,851,475)	(1,144,292)
Standard & Poor's 500 E-mini	224	9/2018	(31,182,259)	(31,551,520)	(369,261)
Gross Unrealized Appreciation				39,896
Gross Unrealized Depreciation				(1,875,261)

a    Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)

Australian Dollar	197,486	United States Dollar	146,060	9/14/18	691
United States Dollar	583,348	Canadian Dollar	761,388	8/16/18	(2,124)
United States Dollar	7,435,287	Swiss Franc	7,382,334	8/16/18	(30,954)
United States Dollar	2,488,409	New Zealand Dollar	3,714,582	8/16/18	(43,434)
Citigroup
Euro	3,444,184	United States Dollar	4,058,871	10/16/18	(7,611)
British Pound	276,080	United States Dollar	365,789	10/16/18	(2,199)
United States Dollar	665,672	Swiss Franc	660,819	8/16/18	(2,658)
United States Dollar	760,603	Euro	648,103	8/1/18	2,747
United States Dollar	456,388	British Pound	343,070	10/16/18	4,574
United States Dollar	32,762,650	South Korean Won	35,181,188,605	8/16/18	1,302,830
JP Morgan Chase Bank
Euro	413,083	United States Dollar	483,851	10/16/18	2,043
British Pound	1,533,027	United States Dollar	2,022,382	10/16/18	(3,429)
Mexican New Peso	25,894,905	United States Dollar	1,372,454	10/16/18	(1,093)
United States Dollar	3,075,859	Australian Dollar	4,167,427	9/14/18	(20,931)
United States Dollar	299,493	Canadian Dollar	381,479	8/16/18	6,154
United States Dollar	46,261,592	Swiss Franc	46,012,283	8/16/18	(273,667)
United States Dollar	13,788	British Pound	10,487	8/1/18	23
United States Dollar	99,794	British Pound	76,137	8/2/18	(139)
State Street Bank and Trust Co
Australian Dollar	126,013	United States Dollar	93,138	9/14/18	501
Canadian Dollar	2,131,577	United States Dollar	1,644,000	8/16/18	(4,917)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Co (continued)
Euro	7,321,902	United States Dollar	8,595,628	10/16/18	16,839
British Pound	338,708	United States Dollar	445,504	8/1/18	(935)
British Pound	6,987,285	United States Dollar	9,171,401	10/16/18	30,657
Mexican New Peso	46,347,095	United States Dollar	2,460,621	10/16/18	(6,138)
United States Dollar	102,172,497	Australian Dollar	135,954,517	9/14/18	1,145,529
United States Dollar	78,949,177	Canadian Dollar	101,967,289	8/16/18	541,096
United States Dollar	7,182,903	Swiss Franc	7,086,892	8/16/18	15,462
United States Dollar	195,517,025	Euro	166,125,533	10/16/18	110,036
United States Dollar	177,269,118	British Pound	133,442,304	10/16/18	1,529,349
United States Dollar	41,946,099	Hong Kong Dollars	328,758,000	9/14/18	16,558
United States Dollar	10,023,485	Indonesian Rupiah	143,285,714,000	8/16/18	105,146
United States Dollar	3,818,126	Mexican New Peso	72,242,000	10/16/18	(7,719)
UBS
Canadian Dollar	609,496	United States Dollar	477,465	8/16/18	(8,791)
British Pound	228,504	United States Dollar	298,119	10/16/18	2,814
Indonesian Rupiah	143,285,714,000	United States Dollar	9,996,910	8/16/18	(78,571)
United States Dollar	441,035	Swiss Franc	436,815	8/16/18	(745)
United States Dollar	464,610	British Pound	352,779	10/16/18	11
United States Dollar	28,897,358	New Zealand Dollar	41,431,686	8/16/18	657,695
Gross Unrealized Appreciation					5,490,755
Gross Unrealized Depreciation					(496,055)

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	-	86,069,776	-	86,069,776
Equity Securities –Domestic Common Stocks	183,924,610	-	-	183,924,610
Equity Securities –Foreign Common Stocks	32,566,211	562,325,175†	-	594,891,386
Equity Securities –Foreign Preferred Stocks	-	12,934,000†	-	11,629,025
Exchange –Traded Funds	19,673,569	-	-	19,673,569
Foreign Government	-	185,309,737	-	185,309,737
Registered Investment Company	74,601,135	-	-	74,601,135
U.S. Treasury	-	371,614,653	-	371,614,653
Other Financial Instruments:
Futures††	39,896	-	-	39,896
Forward Foreign Currency Exchange Contracts††	-	5,490,755	-	5,490,755
Options Purchased	103,022	-	-	103,022
Liabilities ($)
Other Financial Instruments:
Futures††	(1,875,261)	-	-	(1,875,261)
Forward Foreign Currency Exchange Contracts††	-	(496,055)	-	(496,055)

†             Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††    Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

STATEMENT OF FUTURES
Dreyfus Global Real Return Fund

July 31, 2018 (Unaudited)

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus Global Real Return Fund

July 31, 2018 (Unaudited)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures:  In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.  Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.  The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2018, accumulated net unrealized appreciation on investments was $133,665,490, consisting of $157,559,267 gross unrealized appreciation and $23,893,777 gross unrealized depreciation.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund

July 31, 2018 (Unaudited)

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund

July 31, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.4%
Argentina - 3.5%
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	2,791,700	[b]	702,126
Argentine Government, Unscd. Bonds	ARS	4.00	3/6/20	24,900,000		957,989
Autonomous City of Buenos Aires Argentina, Unscd. Bonds, Ser. 22, 3 Month BADLAR + 3.25%	ARS	29.17	3/29/24	36,485,000	[c]	1,114,579
Buenos Aires Province, Unscd. Bonds, 3 Month BADLAR + 3.25%	ARS	29.17	5/31/22	14,697,000	[c]	478,463
City of Buenos Aires Argentina, Unscd. Bonds, Ser. 23, 3 Month BADLAR + 3.75%	ARS	29.00	2/22/28	5,970,000	[c]	188,366
Provincia de Buenos Aires, Unscd. Bonds, 3 Month BADLAR + 3.83%	ARS	27.50	5/31/22	25,550,000	[c,d]	767,013
					4,208,536
Azerbaijan - .5%
Southern Gas Corridor, Govt. Gtd. Bonds		6.88	3/24/26	500,000		551,165
Brazil - .2%
Natura Cosmeticos, Sr. Unscd. Notes		5.38	2/1/23	225,000	[d]	220,500
Cayman Islands - .3%
Gran Tierra Energy International Holdings, Gtd. Notes		6.25	2/15/25	320,000	[d]	309,600
Chile - .9%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes		5.50	11/2/47	240,000		238,200
Chilean Government, Bonds	CLP	4.50	3/1/26	175,000,000		279,851
Enel Chile, Sr. Unscd. Notes		4.88	6/12/28	520,000		532,756
					1,050,807
Colombia - .9%
Ecopetrol, Sr. Unscd. Notes		5.88	5/28/45	520,000		521,690
Emgesa, Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		86,174

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.4% (continued)
Colombia - .9% (continued)
Empresas Publicas de Medellin, Sr. Unscd. Notes	COP	7.63	9/10/24	230,000,000	[d]	76,928
Empresas Publicas de Medellin, Sr. Unscd. Notes	COP	8.38	11/8/27	710,000,000	[d]	233,166
Findeter, Sr. Unscd. Notes	COP	7.88	8/12/24	450,000,000	[d]	161,908
					1,079,866
Croatia - .4%
Croatian Government, Sr. Unscd. Notes		6.00	1/26/24	500,000		545,892
Ecuador - .4%
Ecuadorian Government, Sr. Unscd. Notes		7.88	1/23/28	230,000	[d]	211,313
Ecuadorian Government, Sr. Unscd. Notes		9.63	6/2/27	250,000	[d]	252,363
					463,676
Egypt - .3%
Egyptian Government, Sr. Unscd. Notes		8.50	1/31/47	400,000		422,597
Ghana - .2%
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	200,000		216,080
Hungary - .6%
Hungarian Government, Sr. Unscd. Notes		5.38	3/25/24	720,000		775,476
Israel - .9%
Israel Chemicals, Sr. Unscd. Bonds		6.38	5/31/38	680,000		680,425
Israel Electric, Sr. Secd. Notes		4.25	8/14/28	450,000	[d]	440,903
					1,121,328
Ivory Coast - .5%
Ivory Coast Government, Sr. Unscd. Bonds		6.13	6/15/33	375,000	[d]	345,444
Ivory Coast Government, Sr. Unscd. Notes	EUR	5.25	3/22/30	215,000	[d]	245,324
					590,768
Kazakhstan - .8%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/22	380,000		375,383
Development Bank of Kazakhstan, Sr. Unscd. Notes	KZT	8.95	5/4/23	50,000,000	[d]	143,740
KazMunayGas National, Sr. Unscd. Notes		4.75	4/24/25	235,000	[d]	240,885

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.4% (continued)
Kazakhstan - .8% (continued)
KazTransGas, Gtd. Notes		4.38	9/26/27	200,000	[d]	192,772
					952,780
Luxembourg - 2.6%
Aegea Finance Sarl, Gtd. Notes		5.75	10/10/24	235,000	[d]	227,128
Atento Luxco 1, Sr. Scd. Notes		6.13	8/10/22	660,000	[d]	652,245
Cosan Luxembourg, Gtd. Notes		7.00	1/20/27	270,000	[d]	278,778
Hidrovias International Finance, Gtd. Notes		5.95	1/24/25	500,000	[d]	473,750
MHP Lux, Gtd. Notes		6.95	4/3/26	490,000	[d]	473,446
Nexa Resources SA, Gtd. Notes		5.38	5/4/27	380,000		376,204
Rumo Luxembourg Sarl, Gtd. Notes		7.38	2/9/24	270,000	[d]	280,665
Rumo Luxembourg Sarl, Sr. Unscd. Notes		5.88	1/18/25	400,000	[d]	384,750
					3,146,966
Malaysia - .4%
Malaysia Sovereign Sukuk Bhd, Sr. Unscd. Notes		3.04	4/22/25	570,000		543,786
Mauritius - .4%
HTA Group, Gtd. Bonds		9.13	3/8/22	500,000		513,750
Mexico - 1.7%
Axtel, Gtd. Notes		6.38	11/14/24	560,000	[d]	551,068
Metalsa, Gtd. Notes		4.90	4/24/23	260,000		256,100
Mexican Government, Bonds, Ser. M	MXN	5.75	3/5/26	22,060,000		1,048,852
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	2,695,000		161,028
					2,017,048
Morocco - .9%
Moroccan Government, Sr. Unscd. Notes		4.25	12/11/22	375,000		381,075
OCP Group, Sr. Unscd. Notes		6.88	4/25/44	610,000		676,331
					1,057,406
Netherlands - 2.1%
Equate Petrochemical, Gtd. Notes		3.00	3/3/22	400,000		385,912

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.4% (continued)
Netherlands - 2.1% (continued)
Equate Petrochemical, Gtd. Notes		4.25	11/3/26	360,000		355,855
GTH Finance, Gtd. Notes		6.25	4/26/20	360,000		369,296
Lukoil International Finance, Gtd. Notes		4.75	11/2/26	550,000		548,127
VTR Finance, Sr. Scd. Notes		6.88	1/15/24	880,000		912,912
					2,572,102
Nigeria - .1%
Nigerian Government, Unscd. Bonds	NGN	12.50	1/22/26	69,000,000		177,731
Peru - .5%
Orazul Energy Egenor, Gtd. Notes		5.63	4/28/27	720,000	[d]	659,520
Qatar - 1.0%
Qatari Government, Notes		4.50	4/23/28	775,000	[d]	791,984
RAS Laffan II, Sr. Scd. Bonds		5.30	9/30/20	355,680		364,359
					1,156,343
Romania - .5%
Romanian Government, Sr. Unscd. Notes		4.38	8/22/23	550,000		561,406
Russia - .9%
Russian Government, Bonds, Ser. 6207	RUB	8.15	2/3/27	34,000,000		564,498
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	585,000		9,053
Russian Government, Bonds, Ser. 6215	RUB	7.00	8/16/23	17,140,000		271,036
Vnesheconombank, Sr. Unscd. Notes		6.80	11/22/25	280,000		300,035
					1,144,622
Saudi Arabia - 1.2%
KSA Sukuk, Sr. Unscd. Notes		2.89	4/20/22	960,000		934,232
Saudi Arabia Government, Sr. Unscd. Notes		2.38	10/26/21	400,000		385,348
Saudi Government, Sr. Unscd. Notes		3.63	3/4/28	200,000		190,935
					1,510,515
Senegal - .3%
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/28	320,000	[d]	366,348

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.4% (continued)
Singapore - .5%
Indika Energy Capital III, Gtd. Notes		5.88	11/9/24	655,000	[d]	629,802
South Africa - .4%
South African Government, Bonds, Ser. 2048	ZAR	8.75	2/28/48	6,900,000		486,550
Supranational - .5%
West African Development Bank, Sr. Unscd. Notes		7.00	7/27/27	575,000		558,667
Turkey - .1%
Turkish Government, Bonds	TRY	10.60	2/11/26	860,000		120,300
Turkish Government, Bonds	TRY	11.00	2/24/27	420,000		58,922
					179,222
United Arab Emirates - 1.2%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/47	230,000	[d]	223,537
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Notes		3.65	11/2/29	600,000		575,896
DP World, Sr. Unscd. Notes		6.85	7/2/37	530,000		626,089
					1,425,522
United Kingdom - 1.4%
BGEO Group, Sr. Unscd. Bonds		6.00	7/26/23	760,000		760,049
State Grid Overseas Investment 2016, Gtd. Notes		3.50	5/4/27	775,000		740,756
Tullow Oil, Sr. Unscd. Notes		7.00	3/1/25	200,000	[d]	195,000
					1,695,805
Uruguay - .3%
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	13,955,000	[d]	400,592
Total Bonds and Notes (cost $36,875,009)				33,312,774
Description				Shares		Value ($)
Common Stocks - 64.5%
Australia - 1.4%
MMG				2,876,000	[e]	1,754,364
Brazil - 2.9%
Ambev, ADR				381,000		1,958,340
Estacio Participacoes				216,400		1,496,171
					3,454,511
China - 24.1%
Alibaba Group Holding, ADR				24,200	[e]	4,530,966
ANTA Sports Products				415,000		2,118,799

Description				Shares		Value ($)
Common Stocks - 64.5% (continued)
China - 24.1% (continued)
China Construction Bank, Cl. H				2,157,000		1,953,221
China Shenhua Energy, Cl. H				592,000		1,334,512
Huazhu Group				63,000		2,520,630
PICC Property & Casualty, Cl. H				705,000		794,575
Ping An Insurance Group Company of China, Cl. H				297,000		2,753,917
Shanghai Pharmaceuticals Holding, Cl. H				747,800		1,987,426
Sunny Optical Technology Group				100,200		1,661,996
TAL Education Group, ADR				43,658	[e]	1,396,619
Tencent Holdings				179,600		8,165,261
					29,217,922
Hong Kong - 2.6%
Galaxy Entertainment Group, Cl. L				392,000		3,147,464
India - 5.8%
ICICI Bank, ADR				222,632	[e]	1,965,841
Infosys				139,200		2,809,056
Larsen & Toubro				120,700	[d]	2,291,827
					7,066,724
Indonesia - 2.7%
Bank Rakyat Indonesia Persero				7,825,500		1,664,508
Telekomunikasi Indonesia Persero				6,518,600		1,610,258
					3,274,766
Mexico - 6.0%
Arca Continental				154,700		1,027,252
Grupo Aeroportuario del Centro Norte				310,200		1,885,891
Grupo Financiero Banorte, Cl. O				155,000		1,081,139
Wal-Mart de Mexico				1,125,400		3,285,430
					7,279,712
Philippines - .6%
Puregold Price Club				867,630		740,331
Russia - 1.6%
Sberbank of Russia, ADR				136,605		1,916,568
South Africa - 2.6%
Clicks Group				215,339		3,160,088
South Korea - 5.4%
GS Engineering & Construction				36,280		1,472,238
KB Financial Group				57,324		2,753,991
Korea Investment Holdings				14,669		940,699
POSCO				4,893		1,440,952
					6,607,880
Taiwan - 6.2%
Chailease Holding				838,440		2,746,643
Hiwin Technologies				24,780		244,556
Hiwin Technologies RIGHTS				892		0

Description				Shares		Value ($)
Common Stocks - 64.5% (continued)
Taiwan - 6.2% (continued)
Taiwan Semiconductor Manufacturing				570,000		4,550,994
					7,542,193
Thailand - 1.0%
Thai Beverage				2,066,000		1,154,898
Turkey - .9%
Tofas Turk Otomobil Fabrikasi				233,425		1,092,652
United Arab Emirates - .7%
Abu Dhabi Commercial Bank				441,324		851,001
Total Common Stocks (cost $63,669,979)				78,261,074
	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .7%
Banco do Estado do Rio Grande do Sul, Cl. B (cost $1,026,709)		7.00		186,300		780,779
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount		Value ($)
Options Purchased - .0%
Call Options - .0%
Euro, Contracts 2,710,000 Citigroup		1.16	8/2018	2,710,000		12,853
Euro, Contracts 2,710,000 JP Morgan Chase Bank		1.17	8/2018	2,710,000		22,940
					35,793
Put Options - .0%
South Korean Won, Contracts 1,200,000 Barclays Bank		1,085	9/2018	1,200,000		3,720
Turkish Lira, Contracts 1,200,000 Citigroup		4.70	9/2018	1,200,000		4,782
					8,502
Total Options Purchased (cost $136,239)				44,295
	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Short-Term Investments - 1.6%
Nigeria
Nigerian Treasury Bills, Bills, Ser. 364D	NGN	13.60	8/2/18	192,720,000	[f]	532,064
Nigerian Treasury Bills, Bills, Ser. 364D	NGN	14.15	8/30/18	14,000,000	[f]	38,330
					570,394
United States
U. S. Treasury Bills		1.79	8/2/18	1,115,000	[g,h]	1,114,944

	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Short-Term Investments - 1.6% (continued)
United States (continued)
U. S. Treasury Bills		2.07	1/3/19	270,000	[h]	267,563
					1,382,507
Total Short-Term Investments (cost $1,955,453)				1,952,901
Description	7-Day Yield (%)			Shares		Value ($)
Other Investment - 4.7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,729,528)		1.89		5,729,528	[i]	5,729,528
Total Investments (cost $109,392,917)				98.9%	120,081,351
Cash and Receivables (Net)				1.1%	1,319,654
Net Assets				100.0%	121,401,005

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ADR—American Depository Receipt

BADLAR—Buenos Aires Interbank Offer Rate

GDR—Global Depository Receipt

ARS—Argentine Peso

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

KRW—South Korean Won

MXN—Mexican Peso

RUB—Russian Ruble

TRY—Turkish Lira

UYU—Uruguayan Peso

ZAR—South African Rand

a    Amount stated in U.S. Dollars unless otherwise noted above.

b    Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

c    Variable rate security—rate shown is the interest rate in effect at period end.

d    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $12,722,299 or 10.48% of net assets.

e    Non-income producing security.

f    Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

g    Held by a counterparty for open exchange traded derivative contracts.

h    Security is a discount security. Income is recognized through the accretion of discount.

i    Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	Value ($)
Call Options:
South Korean Won, September 2018 @ KRW 115	Barclays Bank	1,200,000	1,200,000	(3,354)
Total Options Written (premiums received $8,388)				(3,354)

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
United States Dollar	1,224,271	Chinese Yuan Renminbi	8,000,000	9/12/18	52,324
United States Dollar	550,368	Taiwan Dollar	16,800,000	9/12/18	201
Barclays Bank
Czech Koruna	58,800,000	United States Dollar	2,647,790	9/12/18	45,429
Singapore Dollar	3,170,000	United States Dollar	2,338,897	9/12/18	(8,480)
Taiwan Dollar	56,015,000	United States Dollar	1,863,000	9/12/18	(28,618)
United States Dollar	2,647,790	Euro	2,276,379	9/12/18	(22,900)
United States Dollar	875,369	Hungarian Forint	243,750,000	9/12/18	(15,835)
United States Dollar	959,430	Turkish Lira	4,670,000	9/12/18	29,653
Citigroup
Brazilian Real	3,005,000	United States Dollar	779,649	10/2/18	15,612
Peruvian New Sol	982,000	United States Dollar	298,317	9/12/18	1,242
South African Rand	11,085,000	United States Dollar	816,418	9/12/18	20,564
United States Dollar	1,824,858	Brazilian Real	6,890,000	8/2/18	(10,448)
United States Dollar	881,515	Czech Koruna	19,500,000	9/12/18	(11,644)
United States Dollar	3,133,949	Mexican New Peso	65,880,000	9/12/18	(374,858)
United States Dollar	218,209	Russian Ruble	14,015,000	9/12/18	(5,025)
HSBC
Mexican New Peso	14,935,000	United States Dollar	735,092	9/12/18	60,355
United States Dollar	5,272	Hong Kong Dollars	41,377	8/1/18	-
JP Morgan Chase Bank
Chilean Peso	645,390,000	United States Dollar	1,017,612	9/12/18	(4,969)
Euro	6,585,000	United States Dollar	7,726,740	8/31/18	(7,732)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
JP Morgan Chase Bank (continued)
Indonesian Rupiah	27,164,880,000	United States Dollar	1,890,677	9/13/18	(16,811)
Indian Rupee	404,650,000	United States Dollar	5,872,493	9/12/18	(3,982)
South Korean Won	11,740,190,000	United States Dollar	10,567,228	9/12/18	(61,966)
Polish Zolty	13,100,000	United States Dollar	3,522,328	9/12/18	64,411
Russian Ruble	75,600,000	United States Dollar	1,169,627	9/12/18	34,545
Thai Baht	59,000,000	United States Dollar	1,807,653	9/12/18	(32,448)
Taiwan Dollar	16,800,000	United States Dollar	549,001	9/12/18	1,166
United States Dollar	2,140,001	Argentine Peso	57,652,675	8/31/18	103,715
United States Dollar	5,388,190	Hong Kong Dollars	42,110,000	4/10/19	(2,123)
United States Dollar	1,231,388	Hungarian Forint	342,960,000	9/12/18	(22,550)
United States Dollar	3,397,370	Philippine Peso	182,860,000	9/12/18	(39,041)
United States Dollar	2,774,808	Romanian Leu	11,120,000	9/12/18	(32,054)
Morgan Stanley Capital Services
Brazilian Real	6,890,000	United States Dollar	1,813,397	8/2/18	21,909
UBS
Colombian Peso	6,923,905,000	United States Dollar	2,391,050	9/12/18	(174)
Czech Koruna	100,070,000	United States Dollar	4,506,196	9/12/18	77,314
Malaysian Ringgit	11,210,000	United States Dollar	2,782,580	9/12/18	(28,546)
United States Dollar	4,506,196	Euro	3,871,180	9/12/18	(35,544)
Gross Unrealized Appreciation					528,440
Gross Unrealized Depreciation					(765,748)

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds	−	17,238,503	−	17,238,503
Equity Securities―Foreign Common Stocks	19,389,847	58,871,227†	−	78,261,074
Equity Securities―Foreign Preferred Stocks	−	780,779†	−	780,779
Foreign Government	−	16,644,665	−	16,644,665
Registered Investment Company	5,729,528	−	−	5,729,528
Rights†	−	0	−	0
U.S. Treasury	−	1,382,507	−	1,382,507
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	528,440	−	528,440
Options Purchased	−	44,295	−	44,295
Liabilities ($)
Other Financial Instruments:
Futures††	(2,009)	−	−	(2,009)
Forward Foreign Currency Exchange Contracts††	−	(765,748)	−	(765,748)
Options Written	−	(3,354)	−	(3,354)

†    Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††   Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Total Emerging Markets Fund

July 31, 2018 (Unaudited)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.  Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus Total Emerging Markets Fund

July 31, 2018 (Unaudited)

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.  The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2018, accumulated net unrealized appreciation on investments was $10,693,468, consisting of $17,033,898 gross unrealized appreciation and $6,340,430 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
July 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4%
Advertising - .0%
Lamar Media,
Gtd. Notes	5.00	5/1/23	75,000		76,312
Lamar Media,
Gtd. Notes	5.38	1/15/24	75,000		77,250
Outfront Media Capital,
Gtd. Notes	5.25	2/15/22	25,000		25,281
Outfront Media Capital,
Gtd. Notes	5.63	2/15/24	75,000		75,918
					254,761
Aerospace & Defense - .1%
Alcoa,
Sr. Unscd. Notes	5.13	10/1/24	225,000		225,141
Arconic,
Sr. Unscd. Notes	5.95	2/1/37	100,000		98,625
Bombardier,
Sr. Unscd. Notes	6.13	1/15/23	75,000	[b]	76,406
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	50,000	[b]	53,063
Bombardier,
Sr. Unscd. Notes	8.75	12/1/21	350,000	[b]	388,062
KLX,
Gtd. Notes	5.88	12/1/22	75,000	[b]	77,906
TransDigm,
Gtd. Notes	6.00	7/15/22	125,000		127,525
TransDigm,
Gtd. Notes	6.38	6/15/26	175,000		176,312
TransDigm,
Gtd. Notes	6.50	7/15/24	75,000		76,969
Triumph Group,
Gtd. Notes	4.88	4/1/21	100,000		93,250
					1,393,259
Agriculture - .0%
Alliance One International,
Scd. Notes	9.88	7/15/21	100,000		91,750
Vector Group,
Sr. Scd. Notes	6.13	2/1/25	75,000	[b]	72,750
					164,500
Airlines - .0%
Air Canada,
Gtd. Notes	7.75	4/15/21	50,000	[b]	53,938

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Airlines - .0% (continued)
Allegiant Travel,
Gtd. Notes	5.50	7/15/19	50,000		50,750
American Airlines Group,
Gtd. Notes	4.63	3/1/20	125,000	[b]	125,937
American Airlines Group,
Gtd. Notes	5.50	10/1/19	75,000	[b]	76,500
UAL 2007-1 Pass Through Trust,
Ser. 2007-1, Cl. A	6.64	1/2/24	59,108		62,285
Virgin Australia Holdings,
Gtd. Notes	7.88	10/15/21	50,000	[b]	49,750
					419,160
Automobiles & Components - .1%
Adient Global Holdings,
Gtd. Notes	4.88	8/15/26	75,000	[b]	69,188
Allison Transmission,
Sr. Unscd. Bonds	5.00	10/1/24	75,000	[b]	73,875
American Axle & Manufacturing,
Gtd. Notes	6.50	4/1/27	100,000		97,625
American Axle & Manufacturing,
Gtd. Notes	6.63	10/15/22	24,000		24,630
Aston Martin Capital Holding,
Sr. Scd. Notes	6.50	4/15/22	50,000	[b]	51,079
BCD Acquisition,
Sr. Scd. Notes	9.63	9/15/23	75,000	[b]	79,312
Cooper-Standard Automotive,
Gtd. Notes	5.63	11/15/26	50,000	[b]	49,250
Dana Financing Luxembourg,
Gtd. Notes	5.75	4/15/25	50,000	[b]	49,375
Dana Holding,
Sr. Unscd. Notes	5.50	12/15/24	100,000		98,500
Fiat Chrysler Automobiles,
Sr. Unscd. Notes	4.50	4/15/20	125,000		127,031
Fiat Chrysler Automobiles,
Sr. Unscd. Notes	5.25	4/15/23	75,000		75,750
Goodyear Tire & Rubber,
Gtd. Bonds	5.13	11/15/23	75,000		74,625
Goodyear Tire & Rubber,
Gtd. Notes	4.88	3/15/27	125,000		114,531
Goodyear Tire & Rubber,
Gtd. Notes	5.00	5/31/26	75,000		70,219
IHO Verwaltungs GmbH,
Sr. Scd. Bonds	4.13	9/15/21	50,000	[b]	49,500
Jaguar Land Rover Automotive,
Gtd. Notes	4.25	11/15/19	75,000	[b]	75,188
Jaguar Land Rover Automotive,
Gtd. Notes	5.63	2/1/23	75,000	[b]	75,019

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Automobiles & Components - .1% (continued)
Tenneco,
Gtd. Notes	5.00	7/15/26	75,000		66,375
Tesla,
Gtd. Notes	5.30	8/15/25	100,000	[b]	88,125
					1,409,197
Banks - .1%
BankUnited,
Sr. Unscd. Notes	4.88	11/17/25	100,000		101,488
Barclays,
Sub. Notes	4.84	5/9/28	200,000		190,904
CIT Group,
Sr. Unscd. Notes	3.88	2/19/19	25,000		25,081
CIT Group,
Sr. Unscd. Notes	5.00	8/1/23	75,000		76,219
CIT Group,
Sr. Unscd. Notes	5.38	5/15/20	17,000		17,553
Deutsche Bank,
Sub. Notes	4.30	5/24/28	75,000		68,346
Dresdner Funding Trust I,
Jr. Sub. Notes	8.15	6/30/31	130,000	[b]	161,525
Intesa Sanpaolo,
Sub. Notes	5.71	1/15/26	75,000	[b]	69,767
Royal Bank of Scotland Group,
Sub. Bonds	5.13	5/28/24	100,000		101,899
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	200,000		211,648
Royal Bank of Scotland Group,
Sub. Notes	6.00	12/19/23	250,000		264,397
					1,288,827
Building Materials - .1%
Builders Firstsource,
Sr. Scd. Notes	5.63	9/1/24	75,000	[b]	73,781
Building Materials Corp of America,
Sr. Unscd. Notes	6.00	10/15/25	75,000	[b]	76,312
CIMPOR Financial Operations,
Gtd. Notes	5.75	7/17/24	75,000	[b]	58,688
Griffon,
Gtd. Notes	5.25	3/1/22	75,000		73,125
Norbord,
Sr. Scd. Notes	5.38	12/1/20	100,000	[b]	102,500
St. Marys Cement,
Gtd. Notes	5.75	1/28/27	75,000	[b]	74,906
Standard Industries,
Sr. Unscd. Notes	5.00	2/15/27	100,000	[b]	94,000
Standard Industries,
Sr. Unscd. Notes	5.50	2/15/23	75,000	[b]	76,785

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Building Materials - .1% (continued)
Summit Materials,
Gtd. Notes	6.13	7/15/23	100,000		102,000
US Concrete,
Gtd. Notes	6.38	6/1/24	75,000		74,906
					807,003
Casinos - .0%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	125,000	[b]	130,000
Chemicals - .2%
Aruba Investments,
Sr. Unscd. Notes	8.75	2/15/23	100,000	[b]	103,000
Ashland,
Gtd. Notes	4.75	8/15/22	135,000		136,181
Ashland,
Gtd. Notes	6.88	5/15/43	50,000		51,375
Axalta Coating Systems,
Gtd. Notes	4.88	8/15/24	75,000	[b]	74,438
Blue Cube Spinco,
Gtd. Notes	9.75	10/15/23	75,000		85,312
Blue Cube Spinco,
Gtd. Notes	10.00	10/15/25	75,000		87,281
CF Industries,
Gtd. Notes	3.45	6/1/23	75,000		72,094
CF Industries,
Gtd. Notes	4.95	6/1/43	75,000		63,656
CF Industries,
Gtd. Notes	5.38	3/15/44	75,000		66,844
CF Industries,
Gtd. Notes	7.13	5/1/20	24,000		25,350
Chemours,
Gtd. Notes	6.63	5/15/23	39,000		40,901
Chemours,
Gtd. Notes	7.00	5/15/25	75,000		80,625
CVR Partners,
Scd. Notes	9.25	6/15/23	75,000	[b]	80,062
H.B. Fuller,
Sr. Unscd. Notes	4.00	2/15/27	60,000		53,850
Hexion,
Sr. Scd. Notes	6.63	4/15/20	250,000		236,250
Huntsman International,
Gtd. Notes	4.88	11/15/20	125,000		127,344
Huntsman International,
Gtd. Notes	5.13	11/15/22	125,000		129,219
INEOS Group Holdings,
Gtd. Notes	5.63	8/1/24	75,000	[b]	74,438
Kissner Holdings,
Sr. Scd. Notes	8.38	12/1/22	100,000	[b]	102,250

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Chemicals - .2% (continued)
Momentive Performance Materials,
Sr. Scd. Notes	3.88	10/24/21	75,000		79,219
Olin,
Sr. Unscd. Notes	5.00	2/1/30	100,000		94,875
Platform Specialty Products,
Gtd. Notes	5.88	12/1/25	100,000	[b]	100,595
Platform Specialty Products,
Sr. Unscd. Notes	6.50	2/1/22	125,000	[b]	128,594
PolyOne,
Sr. Unscd. Notes	5.25	3/15/23	75,000		76,969
PQ,
Sr. Scd. Notes	6.75	11/15/22	75,000	[b]	79,031
Rayonier AM Products,
Gtd. Notes	5.50	6/1/24	75,000	[b]	70,760
TPC Group,
Sr. Scd. Notes	8.75	12/15/20	50,000	[b]	50,000
Tronox Finance,
Gtd. Notes	5.75	10/1/25	60,000	[b]	57,975
WR Grace & Co-Conn,
Gtd. Notes	5.13	10/1/21	75,000	[b]	76,500
					2,504,988
Commercial & Professional Services - .2%
ADT,
Sr. Scd. Notes	6.25	10/15/21	225,000		237,094
Ahern Rentals,
Scd. Notes	7.38	5/15/23	75,000	[b]	73,875
APX Group,
Gtd. Notes	8.75	12/1/20	125,000		124,062
APX Group,
Sr. Scd. Notes	7.88	12/1/22	75,000		75,750
Ashtead Capital,
Scd. Notes	5.63	10/1/24	75,000	[b]	77,535
Atento Luxco 1,
Sr. Scd. Notes	6.13	8/10/22	100,000	[b]	98,825
Avis Budget Car Rental,
Gtd. Notes	5.13	4/6/22	45,000	[b]	44,606
Avis Budget Car Rental,
Gtd. Notes	5.50	4/1/23	75,000		74,344
Cardtronics,
Gtd. Notes	5.13	8/1/22	100,000		95,250
Emeco Pty,
Sr. Scd. Notes, Ser. B	9.25	3/31/22	60,000		63,900
Great Lakes Dredge & Dock Corp,
Gtd. Notes	8.00	5/15/22	75,000		77,625
Hertz,
Gtd. Notes	5.50	10/15/24	75,000	[b]	59,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Commercial & Professional Services - .2% (continued)
Hertz,
Gtd. Notes	6.25	10/15/22	75,000		67,688
IHS Markit,
Gtd. Notes	4.75	2/15/25	75,000	[b]	75,375
Jaguar Holding Co II,
Gtd. Notes	6.38	8/1/23	75,000	[b]	75,727
Midas Intermediate Holdco,
Gtd. Notes	7.88	10/1/22	60,000	[b]	55,650
Nielsen Finance,
Gtd. Notes	5.00	4/15/22	275,000	[b]	267,953
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	244,000	[b]	261,690
Rent-A-Center,
Gtd. Notes	6.63	11/15/20	50,000		50,150
Ritchie Bros Auctioneers,
Gtd. Notes	5.38	1/15/25	75,000	[b]	73,969
RR Donnelley & Sons Co.,
Sr. Unscd. Notes	7.63	6/15/20	100,000		103,000
Service Corporation International,
Sr. Unscd. Notes	5.38	5/15/24	75,000		76,219
Service Corporation International,
Sr. Unscd. Notes	5.38	1/15/22	60,000		60,825
ServiceMaster,
Gtd. Notes	5.13	11/15/24	75,000	[b]	72,563
Team Health Holdings,
Gtd. Notes	6.38	2/1/25	30,000	[b]	26,325
United Rentals North America,
Gtd. Notes	5.50	5/15/27	200,000		198,680
United Rentals North America,
Gtd. Notes	5.88	9/15/26	100,000		101,875
United Rentals North America,
Scd. Notes	4.63	7/15/23	75,000		75,469
					2,745,462
Consumer Discretionary - .5%
24 Hour Fit Worldwide,
Gtd. Notes	8.00	6/1/22	100,000	[b]	98,750
AMC Entertainment,
Gtd. Notes	5.75	6/15/25	75,000		74,250
AMC Entertainment Holdings,
Gtd. Notes	5.88	2/15/22	100,000		102,125
AMC Entertainment Holdings,
Gtd. Notes	5.88	11/15/26	75,000		73,313
American Tire Distributors,
Sr. Sub. Notes	10.25	3/1/22	55,000	[b]	22,688
AV Homes,
Gtd. Notes	6.63	5/15/22	75,000		77,344

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - .5% (continued)
Beazer Homes,
Gtd. Notes	8.75	3/15/22	30,000		31,937
Beazer Homes USA,
Gtd. Notes	5.88	10/15/27	50,000		43,750
Boyd Gaming,
Gtd. Notes	6.38	4/1/26	75,000		76,875
Boyd Gaming,
Gtd. Notes	6.88	5/15/23	75,000		79,148
Century Communities,
Gtd. Notes	6.88	5/15/22	150,000		153,270
Choice Hotels International,
Gtd. Notes	5.70	8/28/20	125,000		129,531
Choice Hotels International,
Gtd. Notes	5.75	7/1/22	125,000		130,625
Cinemark USA,
Gtd. Notes	4.88	6/1/23	75,000		74,273
Constellation Merger Sub,
Sr. Unscd. Notes	8.50	9/15/25	45,000	[b]	42,750
Eldorado Resorts,
Notes	6.00	4/1/25	100,000		101,500
Global Partners,
Gtd. Notes	6.25	7/15/22	100,000		97,500
GLP Capital,
Gtd. Notes	4.38	4/15/21	50,000		50,860
GLP Capital,
Gtd. Notes	4.88	11/1/20	50,000		50,875
GLP Capital,
Gtd. Notes	5.38	11/1/23	75,000		77,719
GLP Capital,
Gtd. Notes	5.38	4/15/26	75,000		76,395
HD Supply,
Gtd. Notes	5.75	4/15/24	75,000	[b]	78,937
Hilton Domestic Operating,
Gtd. Notes	4.25	9/1/24	75,000		72,469
Hilton Worldwide Finance,
Gtd. Notes	4.63	4/1/25	175,000		171,062
International Game Technology,
Sr. Scd. Notes	5.63	2/15/20	125,000	[b]	127,969
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	75,000	[b]	79,598
Jack Ohio Finance,
Scd. Notes	10.25	11/15/22	100,000	[b]	108,625
Jack Ohio Finance,
Sr. Scd. Notes	6.75	11/15/21	75,000	[b]	77,625
K Hovnanian Enterprises,
Scd. Notes	10.00	7/15/22	60,000	[b]	62,400
KB Home,
Gtd. Notes	7.50	9/15/22	50,000		53,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - .5% (continued)
KB Home,
Gtd. Notes	8.00	3/15/20	50,000		53,250
Lennar,
Gtd. Notes	2.95	11/29/20	60,000		58,425
Lennar,
Gtd. Notes	4.13	1/15/22	125,000		124,375
Lennar,
Gtd. Notes	4.50	6/15/19	75,000		75,844
Lennar,
Gtd. Notes	4.75	11/29/27	100,000		94,250
Lennar,
Gtd. Notes	4.75	11/15/22	75,000		75,281
Lennar,
Gtd. Notes	5.25	6/1/26	60,000		58,801
Lennar,
Gtd. Notes	5.88	11/15/24	100,000		103,250
Live Nation Entertainment,
Gtd. Notes	4.88	11/1/24	75,000	[b]	74,156
LKQ,
Gtd. Notes	4.75	5/15/23	75,000		75,375
M/I Homes,
Gtd. Notes	6.75	1/15/21	100,000		103,125
Mattel,
Gtd. Notes	6.75	12/31/25	100,000	[b]	97,375
Mattel,
Sr. Unscd. Notes	2.35	8/15/21	50,000		45,625
MDC Holdings,
Gtd. Notes	6.00	1/15/43	100,000		84,875
Meritage Homes,
Gtd. Notes	6.00	6/1/25	100,000		101,189
Meritage Homes,
Gtd. Notes	7.15	4/15/20	100,000		105,000
MGM Resorts International,
Gtd. Notes	6.00	3/15/23	75,000		77,906
MGM Resorts International,
Gtd. Notes	6.63	12/15/21	175,000		186,930
MGM Resorts International,
Gtd. Notes	6.75	10/1/20	50,000		52,813
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	75,000		82,312
Mohegan Gaming & Entertainment,
Gtd. Notes	7.88	10/15/24	75,000	[b]	71,156
National CineMedia,
Sr. Scd. Notes	6.00	4/15/22	60,000		61,200
NCL,
Sr. Unscd. Notes	4.75	12/15/21	101,000	[b]	101,379
Pinnacle Entertainment,
Sr. Unscd. Notes	5.63	5/1/24	75,000		78,937

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - .5% (continued)
Pultegroup,
Gtd. Notes	5.00	1/15/27	75,000		70,781
PulteGroup,
Gtd. Notes	5.50	3/1/26	75,000		74,251
PulteGroup,
Gtd. Notes	7.88	6/15/32	100,000		113,470
Rivers Pittsburgh Borrower,
Sr. Scd. Notes	6.13	8/15/21	60,000	[b]	59,775
Sabre Global,
Sr. Scd. Notes	5.25	11/15/23	75,000	[b]	75,563
Scientific Games International,
Gtd. Notes	6.25	9/1/20	100,000		100,250
Scientific Games International,
Gtd. Notes	6.63	5/15/21	100,000		101,625
Scientific Games International,
Gtd. Notes	10.00	12/1/22	50,000		53,563
Silversea Cruise Finance,
Sr. Scd. Notes	7.25	2/1/25	75,000	[b]	81,562
Six Flags Entertainment,
Gtd. Notes	4.88	7/31/24	150,000	[b]	147,187
Taylor Morrison Communities,
Gtd. Notes	5.25	4/15/21	75,000	[b]	75,209
Tempur Sealy International,
Gtd. Notes	5.50	6/15/26	75,000		71,719
Toll Brothers Finance,
Gtd. Notes	4.35	2/15/28	50,000		45,063
Toll Brothers Finance,
Gtd. Notes	4.88	11/15/25	250,000		243,550
TRI Pointe Holdings,
Gtd. Notes	5.88	6/15/24	80,000		79,800
VOC Escrow,
Sr. Scd. Notes	5.00	2/15/28	100,000	[b]	96,250
William Lyon Homes,
Gtd. Notes	5.88	1/31/25	100,000		94,766
Williams Scotsman International,
Sr. Scd. Notes	7.88	12/15/22	100,000	[b]	104,500
WMG Acquisition,
Sr. Scd. Notes	5.63	4/15/22	125,000	[b]	127,656
Wyndham Destinations,
Sr. Scd. Notes	4.15	4/1/24	80,000		79,100
Wyndham Destinations,
Sr. Scd. Notes	4.50	4/1/27	90,000		88,425
Wynn Las Vegas,
Gtd. Notes	5.50	3/1/25	300,000	[b]	297,000
					6,821,557

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Durables & Apparel - .0%
Hanesbrands,
Gtd. Notes	4.88	5/15/26	75,000	[b]	72,844
Under Armour,
Sr. Unscd. Notes	3.25	6/15/26	75,000		67,885
					140,729
Consumer Staples - .0%
Avon Products,
Sr. Unscd. Notes	6.60	3/15/20	50,000		49,375
Avon Products,
Sr. Unscd. Notes	7.00	3/15/23	150,000		124,875
Edgewell Personal Care,
Gtd. Notes	4.70	5/24/22	50,000		49,375
First Quality Finance,
Sr. Unscd. Notes	4.63	5/15/21	75,000	[b]	73,313
Kronos Acquistion Holdings,
Gtd. Notes	9.00	8/15/23	25,000	[b]	21,813
Prestige Brands,
Gtd. Notes	6.38	3/1/24	55,000	[b]	55,206
Revlon Consumer Products,
Gtd. Notes	5.75	2/15/21	125,000		95,937
Scotts Miracle-Gro,
Gtd. Notes	5.25	12/15/26	20,000		19,150
Spectrum Brands,
Gtd. Notes	5.75	7/15/25	75,000		75,188
					564,232
Diversified Financials - .2%
Aircastle,
Sr. Unscd. Notes	5.00	4/1/23	75,000		76,650
Aircastle,
Sr. Unscd. Notes	5.13	3/15/21	75,000		77,225
Aircastle,
Sr. Unscd. Notes	6.25	12/1/19	125,000		129,375
Ally Financial,
Gtd. Notes	7.50	9/15/20	165,000		177,581
Ally Financial,
Gtd. Notes	8.00	11/1/31	150,000		181,500
Ally Financial,
Sr. Unscd. Notes	3.75	11/18/19	125,000		125,312
Ally Financial,
Sr. Unscd. Notes	4.13	2/13/22	50,000		49,625
Ally Financial,
Sub. Notes	5.75	11/20/25	150,000		156,187
Cooke Omega Investments,
Sr. Scd. Notes	8.50	12/15/22	100,000	[b]	101,250
Credit Acceptance,
Gtd. Notes	6.13	2/15/21	100,000		101,625

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Diversified Financials - .2% (continued)
E*TRADE Financial,
Jr. Sub. Notes, Ser. A	5.88	12/15/49	200,000		205,500
Enova International,
Gtd. Notes	9.75	6/1/21	97,000		101,607
FBM Finance,
Sr. Scd. Notes	8.25	8/15/21	75,000	[b]	78,375
goeasy,
Gtd. Notes	7.88	11/1/22	100,000	[b]	105,261
Infinity Acquisition,
Sr. Unscd. Notes	7.25	8/1/22	100,000	[b]	101,813
Jefferies Finance,
Sr. Unscd. Notes	6.88	4/15/22	50,000	[b]	50,634
Ladder Capital Finance,
Gtd. Notes	5.88	8/1/21	125,000	[b]	126,719
Lions Gate Capital Holding,
Gtd. Notes	5.88	11/1/24	75,000	[b]	77,062
LPL Holdings,
Gtd. Notes	5.75	9/15/25	100,000	[b]	97,250
Nationstar Mortgage,
Gtd. Notes	6.50	6/1/22	100,000		99,687
Nationstar Mortgage,
Gtd. Notes	6.50	7/1/21	35,000		35,175
Navient,
Sr. Unscd. Notes	4.88	6/17/19	75,000		75,750
Navient,
Sr. Unscd. Notes	5.50	1/25/23	75,000		73,594
Navient,
Sr. Unscd. Notes	5.50	1/15/19	200,000		202,150
Navient,
Sr. Unscd. Notes	5.88	10/25/24	100,000		97,250
Navient,
Sr. Unscd. Notes	6.50	6/15/22	190,000		194,037
Quicken Loans,
Gtd. Notes	5.75	5/1/25	150,000	[b]	150,225
Springleaf Finance,
Gtd. Notes	5.25	12/15/19	75,000		76,406
Springleaf Finance,
Gtd. Notes	6.00	6/1/20	130,000		134,387
Springleaf Finance,
Gtd. Notes	6.13	5/15/22	50,000		51,375
Springleaf Finance,
Gtd. Notes	6.88	3/15/25	100,000		101,750
Springleaf Finance,
Gtd. Notes	8.25	12/15/20	50,000		54,250
					3,466,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Electronic Components - .0%
Ingram Micro,
Sr. Unscd. Notes	5.00	8/10/22	100,000		99,083
Ingram Micro,
Sr. Unscd. Notes	5.45	12/15/24	75,000		73,976
WESCO Distribution,
Gtd. Notes	5.38	12/15/21	75,000		76,841
					249,900
Energy - .8%
American Midstream Partners,
Gtd. Notes	9.25	12/15/21	50,000	[b]	49,750
Antero Midstream Partners,
Gtd. Notes	5.38	9/15/24	75,000		75,656
Antero Resources,
Gtd. Notes	5.13	12/1/22	125,000		125,937
Antero Resources,
Gtd. Notes	5.63	6/1/23	75,000		76,875
Archrock Partners,
Gtd. Notes	6.00	4/1/21	100,000		100,000
Archrock Partners,
Sr. Unscd. Notes	6.00	10/1/22	100,000		99,500
Ascent Resources Utica Holdings,
Sr. Unscd. Notes	10.00	4/1/22	50,000	[b]	55,500
Athabasca Oil,
Scd. Notes	9.88	2/24/22	50,000	[b]	52,250
Blue Racer Midstream,
Gtd. Notes	6.13	11/15/22	75,000	[b]	76,335
Bristow Group,
Gtd. Notes	6.25	10/15/22	100,000		77,500
Buckeye Partners,
Jr. Sub. Notes	6.38	1/22/78	100,000		92,757
California Resources,
Scd. Notes	8.00	12/15/22	150,000	[b]	135,000
Callon Petroleum,
Notes	6.13	10/1/24	55,000		56,100
Calumet Specialty Products Partners,
Gtd. Notes	6.50	4/15/21	125,000		124,375
Canadian Oil Sands,
Gtd. Notes	4.50	4/1/22	100,000	[b]	101,177
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	75,000		76,687
Cheniere,
Sr. Scd. Notes	7.00	6/30/24	140,000		153,737
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	100,000		100,625
Chesapeake Energy,
Gtd. Notes	6.13	2/15/21	100,000		102,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .8% (continued)
Chesapeake Energy,
Gtd. Notes	8.00	6/15/27	100,000		102,500
Chesapeake Energy,
Gtd. Notes	8.00	1/15/25	75,000		77,062
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	189,000	[b]	200,104
Consol Energy,
Gtd. Notes	5.88	4/15/22	100,000		100,451
Continental Resources,
Gtd. Notes	4.50	4/15/23	75,000		76,388
Continental Resources,
Gtd. Notes	4.90	6/1/44	40,000		39,906
Continental Resources,
Gtd. Notes	5.00	9/15/22	300,000		304,762
Crestwood Midstream Partners,
Gtd. Notes	6.25	4/1/23	75,000		76,875
CSI Compressco,
Gtd. Notes	7.25	8/15/22	100,000		91,500
CVR Refining,
Gtd. Notes	6.50	11/1/22	100,000		102,750
DCP Midstream Operating,
Gtd. Notes	3.88	3/15/23	130,000		126,750
DCP Midstream Operating,
Gtd. Notes	4.75	9/30/21	95,000	[b]	96,448
DCP Midstream Operating,
Gtd. Notes	4.95	4/1/22	60,000		60,900
DCP Midstream Operating,
Gtd. Notes	6.75	9/15/37	50,000	[b]	53,938
DCP Midstream Operating,
Gtd. Notes	9.75	3/15/19	60,000	[b]	62,610
Denbury Resources,
Scd. Bonds	9.00	5/15/21	100,000	[b]	106,875
Diamond Offshore Drilling,
Sr. Unscd. Notes	4.88	11/1/43	175,000		126,875
Diamondback Energy,
Gtd. Notes	4.75	11/1/24	75,000		73,031
Diamondback Energy,
Gtd. Notes	5.38	5/31/25	75,000		75,094
Eclipse Resources,
Gtd. Notes	8.88	5/15/23	75,000		72,188
Energy Transfer Equity,
Sr. Scd. Notes	5.50	6/1/27	75,000		77,062
Energy Transfer Equity,
Sr. Scd. Notes	5.88	1/15/24	75,000		78,187
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	50,000		53,500
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	150,000		127,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .8% (continued)
Ensco,
Sr. Unscd. Notes	4.70	3/15/21	100,000		98,500
Ensco,
Sr. Unscd. Notes	5.75	10/1/44	100,000		73,125
EP Energy,
Gtd. Notes	6.38	6/15/23	75,000		51,000
EP Energy,
Scd. Notes	8.00	2/15/25	100,000	[b]	76,750
Extraction Oil & Gas,
Sr. Unscd. Notes	5.63	2/1/26	100,000	[b]	97,125
Genesis Energy,
Gtd. Notes	6.00	5/15/23	50,000		49,500
Genesis Energy,
Gtd. Notes	6.75	8/1/22	75,000		76,875
Gulfport Energy,
Gtd. Notes	6.00	10/15/24	100,000		97,000
Gulfport Energy,
Gtd. Notes	6.38	5/15/25	75,000		73,406
Halcon Resources,
Gtd. Notes	6.75	2/15/25	18,000		16,785
Hilcorp Energy I,
Sr. Unscd. Notes	5.75	10/1/25	75,000	[b]	75,188
Jupiter Resources,
Sr. Unscd. Notes	8.50	10/1/22	75,000	[b]	37,875
KCA Deutag UK Finance,
Sr. Scd. Notes	9.88	4/1/22	50,000	[b]	51,750
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	100,000		100,375
Legacy Reserves,
Gtd. Notes	6.63	12/1/21	50,000		40,000
Martin Midstream Partners,
Gtd. Notes	7.25	2/15/21	85,000		84,150
Matador Resources,
Gtd. Notes	6.88	4/15/23	35,000		36,881
McDermott Technology Americas,
Gtd. Notes	10.63	5/1/24	100,000	[b]	104,000
MEG Energy,
Gtd. Notes	7.00	3/31/24	75,000	[b]	68,063
MEG Energy,
Scd. Notes	6.50	1/15/25	75,000	[b]	74,063
Murphy Oil,
Sr. Unscd. Notes	5.75	8/15/25	70,000		70,351
Murphy Oil,
Sr. Unscd. Notes	6.88	8/15/24	150,000		157,875
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	60,000		61,650
Newfield Exploration,
Sr. Unscd. Notes	5.63	7/1/24	80,000		84,400

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .8% (continued)
Newfield Exploration,
Sr. Unscd. Notes	5.75	1/30/22	50,000		52,375
NGPL Pipeco,
Sr. Unscd. Bonds	4.88	8/15/27	75,000	[b]	75,188
Noble Holding International,
Gtd. Notes	5.25	3/15/42	100,000		71,500
Noble Holding International,
Gtd. Notes	6.05	3/1/41	150,000		111,750
Noble Holding International,
Gtd. Notes	7.75	1/15/24	43,000		41,925
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	75,000		75,375
NuStar Logistics,
Gtd. Notes	4.75	2/1/22	125,000		122,812
Oceaneering International,
Sr. Unscd. Notes	4.65	11/15/24	100,000		95,580
Parsley Energy,
Gtd. Notes	5.38	1/15/25	75,000	[b]	75,000
Parsley Energy,
Gtd. Notes	6.25	6/1/24	120,000	[b]	125,100
PBF Finance,
Gtd. Notes	7.00	11/15/23	125,000		130,625
PBF Logistics Finance,
Gtd. Notes	6.88	5/15/23	125,000		127,812
Precision Drilling,
Gtd. Notes	7.13	1/15/26	70,000	[b]	72,013
QEP Resources,
Sr. Unscd. Notes	5.25	5/1/23	75,000		74,250
Range Resources,
Gtd. Notes	4.88	5/15/25	75,000		69,844
Range Resources,
Gtd. Notes	5.00	8/15/22	75,000		73,875
Range Resources,
Gtd. Notes	5.88	7/1/22	100,000		101,000
Resolute Energy,
Gtd. Notes	8.50	5/1/20	50,000		50,125
Rockies Express Pipeline,
Sr. Unscd. Notes	5.63	4/15/20	50,000	[b]	51,695
Rockies Express Pipeline,
Sr. Unscd. Notes	6.00	1/15/19	75,000	[b]	76,125
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	150,000		148,500
Rowan Companies,
Gtd. Notes	7.88	8/1/19	100,000		103,750
Rowan Cos.,
Gtd. Notes	4.88	6/1/22	25,000		23,531
Rowan Cos.,
Gtd. Notes	5.85	1/15/44	20,000		15,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .8% (continued)
Rowan Cos.,
Gtd. Notes	7.38	6/15/25	75,000		72,656
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	100,000		69,375
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	35,000		30,450
SESI,
Gtd. Notes	7.13	12/15/21	75,000		76,219
Seven Generations Energy,
Gtd. Notes	6.88	6/30/23	120,000	[b]	124,800
SM Energy,
Sr. Unscd. Notes	5.63	6/1/25	75,000		73,500
SM Energy,
Sr. Unscd. Notes	6.13	11/15/22	75,000		77,250
SM Energy,
Sr. Unscd. Notes	6.50	1/1/23	100,000		102,000
Southwestern Energy,
Gtd. Notes	7.75	10/1/27	50,000		52,531
Southwestern Energy,
Sr. Unscd. Notes	4.10	3/15/22	200,000		191,000
Summit Midstream Holdings,
Gtd. Notes	5.75	4/15/25	75,000		72,750
Tallgrass Energy Partners,
Gtd. Notes	5.50	1/15/28	80,000	[b]	80,400
Targa Resources Partners,
Gtd. Notes	4.13	11/15/19	250,000		250,625
Targa Resources Partners,
Gtd. Notes	5.00	1/15/28	80,000	[b]	75,700
Teine Energy,
Sr. Unscd. Notes	6.88	9/30/22	60,000	[b]	60,750
The Williams Companies,
Sr. Unscd. Notes	4.55	6/24/24	75,000		75,750
Transocean,
Gtd. Bonds	6.50	11/15/20	100,000		102,750
Transocean,
Gtd. Notes	6.80	3/15/38	150,000		126,000
Transocean,
Gtd. Notes	7.50	1/15/26	100,000	[b]	102,500
Transocean,
Gtd. Notes	7.50	4/15/31	75,000		70,688
Transocean,
Gtd. Notes	8.38	12/15/21	100,000		107,500
Transocean Phoenix 2,
Sr. Scd. Notes	7.75	10/15/24	63,750	[b]	67,973
Trinidad Drilling,
Gtd. Notes	6.63	2/15/25	40,000	[b]	39,000
Ultra Resources,
Gtd. Notes	6.88	4/15/22	50,000	[b]	33,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .8% (continued)
Weatherford Bermuda,
Gtd. Notes	7.00	3/15/38	100,000		81,250
Weatherford Bermuda,
Gtd. Notes	7.75	6/15/21	45,000		46,406
Weatherford Bermuda,
Gtd. Notes	8.25	6/15/23	45,000		44,775
Weatherford International,
Gtd. Notes	4.50	4/15/22	40,000		37,200
Weatherford International,
Gtd. Notes	9.88	3/1/25	100,000	[b]	101,500
Whiting Petroleum,
Gtd. Notes	5.75	3/15/21	75,000		76,687
Williams Cos.,
Sr. Unscd. Debs., Ser. A	7.50	1/15/31	100,000		121,000
Williams Cos.,
Sr. Unscd. Notes	3.70	1/15/23	100,000		98,407
Williams Cos.,
Sr. Unscd. Notes	5.75	6/24/44	75,000		80,250
WPX Energy,
Sr. Unscd. Notes	5.25	9/15/24	75,000		74,906
WPX Energy,
Sr. Unscd. Notes	6.00	1/15/22	11,000		11,468
					10,726,720
Environmental Control - .0%
Clean Harbors,
Gtd. Notes	5.13	6/1/21	125,000		125,625
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	100,000		100,250
GFL Environmental,
Sr. Unscd. Notes	5.38	3/1/23	100,000	[b]	93,470
Tervita Escrow,
Scd. Notes	7.63	12/1/21	60,000	[b]	62,271
					381,616
Financials - .0%
AerCap Global Aviation Trust,
Gtd. Notes	6.50	6/15/45	75,000	[b]	77,719
Fortress Transportation & Infrastructure
Investors,
Sr. Unscd. Notes	6.75	3/15/22	60,000	[b]	62,625
Icahn Enterprises,
Gtd. Notes	5.88	2/1/22	125,000		126,250
Icahn Enterprises,
Gtd. Notes	6.00	8/1/20	125,000		127,162
Park Aerospace Holdings,
Gtd. Notes	5.25	8/15/22	140,000	[b]	140,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Financials - .0% (continued)
Park Aerospace Holdings,
Gtd. Notes	5.50	2/15/24	75,000	[b]	74,250
					608,531
Food Products - .1%
B&G Foods,
Gtd. Notes	4.63	6/1/21	75,000		74,531
Darling Ingredients,
Gtd. Notes	5.38	1/15/22	70,000		71,225
Dean Foods,
Gtd. Notes	6.50	3/15/23	75,000	[b]	73,688
Dole Food,
Sr. Scd. Notes	7.25	6/15/25	50,000	[b]	49,375
Fresh Market,
Sr. Scd. Notes	9.75	5/1/23	25,000	[b]	17,750
JBS USA Finance,
Gtd. Notes	5.75	6/15/25	100,000	[b]	94,126
JBS USA Finance,
Gtd. Notes	5.88	7/15/24	75,000	[b]	72,188
JBS USA Finance,
Gtd. Notes	7.25	6/1/21	50,000	[b]	50,563
New Albertsons,
Gtd. Notes	5.75	3/15/25	75,000		67,731
New Albertsons,
Gtd. Notes	6.63	6/15/24	75,000		72,188
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/31	50,000		42,750
New Albertsons,
Sr. Unscd. Notes	8.70	5/1/30	40,000		34,800
Pilgrim's Pride,
Gtd. Notes	5.75	3/15/25	75,000	[b]	71,906
Post Holdings,
Gtd. Notes	5.00	8/15/26	300,000	[b]	283,032
Post Holdings,
Gtd. Notes	5.50	3/1/25	75,000	[b]	74,063
Safeway,
Sr. Unscd. Notes	5.00	8/15/19	100,000		101,000
Tesco,
Sr. Unscd. Notes	6.15	11/15/37	100,000	[b]	105,808
TreeHouse Foods,
Gtd. Notes	6.00	2/15/24	75,000	[b]	75,281
US Foods,
Gtd. Notes	5.88	6/15/24	75,000	[b]	75,000
					1,507,005
Food Service - .0%
Aramark Services,
Gtd. Notes	4.75	6/1/26	75,000		73,125

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Food Service - .0% (continued)
Aramark Services,
Sr. Unscd. Notes	5.00	2/1/28	150,000	[b]	145,080
					218,205
Forest Products & Other - .0%
Cascades,
Gtd. Notes	5.50	7/15/22	19,000	[b]	18,953
Clearwater Paper,
Gtd. Notes	4.50	2/1/23	100,000		92,750
Resolute Forest Products,
Gtd. Notes	5.88	5/15/23	75,000		77,250
					188,953
Health Care - .6%
Acadia Healthcare,
Gtd. Notes	5.13	7/1/22	100,000		99,500
Acadia Healthcare,
Gtd. Notes	5.63	2/15/23	75,000		75,937
Acadia Healthcare,
Gtd. Notes	6.13	3/15/21	95,000		96,425
AMAG Pharmaceuticals,
Gtd. Notes	7.88	9/1/23	75,000	[b]	79,453
Avantor,
Sr. Scd. Notes	6.00	10/1/24	200,000	[b]	200,375
Avantor,
Sr. Unscd. Notes	9.00	10/1/25	100,000	[b]	101,625
Bausch Health Cos.,
Gtd. Notes	5.88	5/15/23	300,000	[b]	289,275
Centene,
Sr. Unscd. Notes	4.75	5/15/22	125,000		127,031
Centene,
Sr. Unscd. Notes	4.75	1/15/25	75,000		75,094
Centene,
Sr. Unscd. Notes	5.63	2/15/21	75,000		76,875
Community Health Systems,
Gtd. Notes	6.88	2/1/22	44,000		21,780
Community Health Systems,
Scd. Notes	8.13	6/30/24	4,000	[b]	3,310
Community Health Systems,
Scd. Notes	11.00	6/30/23	190,000	[b]	171,475
Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	50,000		47,547
Community Health Systems,
Sr. Scd. Notes	6.25	3/31/23	210,000		196,350
Davita Healthcare Partners,
Gtd. Notes	5.00	5/1/25	75,000		70,875
DaVita HealthCare Partners,
Gtd. Notes	5.13	7/15/24	300,000		292,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Health Care - .6% (continued)
DJO Finance,
Scd. Notes	8.13	6/15/21	75,000	[b]	77,437
Encompass Health,
Gtd. Notes	5.75	9/15/25	100,000		101,000
Endo Finance,
Gtd. Notes	5.38	1/15/23	75,000	[b]	63,938
Endo Finance,
Gtd. Notes	5.75	1/15/22	50,000	[b]	46,125
Endo Finance,
Gtd. Notes	6.00	7/15/23	150,000	[b]	128,250
Endo Finance,
Gtd. Notes	6.00	2/1/25	75,000	[b]	60,563
Envision Healthcare,
Gtd. Notes	6.25	12/1/24	75,000	[b]	80,250
HCA,
Gtd. Notes	5.38	2/1/25	230,000		233,450
HCA,
Gtd. Notes	5.88	5/1/23	150,000		157,312
HCA,
Gtd. Notes	7.50	2/15/22	300,000		330,375
HCA,
Sr. Scd. Bonds	4.50	2/15/27	160,000		156,000
HCA,
Sr. Scd. Notes	3.75	3/15/19	225,000		225,911
HCA,
Sr. Scd. Notes	4.25	10/15/19	120,000		121,050
HCA,
Sr. Scd. Notes	5.00	3/15/24	300,000		305,250
HCA,
Sr. Scd. Notes	5.50	6/15/47	100,000		95,000
HCA,
Sr. Scd. Notes	6.50	2/15/20	50,000		52,165
Healthsouth,
Gtd. Notes	5.75	11/1/24	75,000		76,366
Immucor,
Gtd. Notes	11.13	2/15/22	60,000	[b]	60,600
inVentiv Group Holdings,
Gtd. Notes	7.50	10/1/24	55,000	[b]	58,025
Kinetic Concepts,
Scd. Notes	12.50	11/1/21	125,000	[b]	137,500
Kinetic Concepts,
Sr. Scd. Notes	7.88	2/15/21	75,000	[b]	76,831
LifePoint Health,
Gtd. Notes	5.38	5/1/24	75,000		78,469
LifePoint Health,
Gtd. Notes	5.50	12/1/21	125,000		127,656
LifePoint Health,
Gtd. Notes	5.88	12/1/23	75,000		78,671

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Health Care - .6% (continued)
Mallinckrodt International Finance,
Gtd. Notes	4.88	4/15/20	75,000	[b]	74,438
Mallinckrodt International Finance,
Gtd. Notes	5.63	10/15/23	75,000	[b]	64,969
Mallinckrodt International Finance,
Gtd. Notes	5.75	8/1/22	75,000	[b]	68,625
MEDNAX,
Gtd. Notes	5.25	12/1/23	75,000	[b]	74,625
Molina Healthcare,
Gtd. Notes	5.38	11/15/22	75,000		76,875
MPH Acquisition Holdings,
Gtd. Notes	7.13	6/1/24	75,000	[b]	77,812
One Call,
Sr. Scd. Notes	7.50	7/1/24	100,000	[b]	99,500
Ortho-Clinical Diagnostics,
Sr. Unscd. Notes	6.63	5/15/22	125,000	[b]	124,062
Quorum Health,
Gtd. Notes	11.63	4/15/23	100,000		97,437
RegionalCare Hospital Partners Holdings,
Sr. Scd. Notes	8.25	5/1/23	75,000	[b]	80,062
Select Medical,
Gtd. Notes	6.38	6/1/21	75,000		76,031
Sotera Health Topco,
Sr. Unscd. Notes	8.13	11/1/21	60,000	[b]	60,813
Surgery Center Holdings,
Gtd. Notes	8.88	4/15/21	60,000	[b]	61,950
Tenet Healthcare,
Scd. Notes	7.50	1/1/22	110,000	[b]	115,637
Tenet Healthcare,
Sr. Scd. Notes	4.63	7/15/24	100,000		97,125
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	300,000		312,750
Tenet Healthcare,
Sr. Unscd. Notes	6.75	2/1/20	100,000		103,375
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	200,000		203,790
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	50,000		53,438
Universal Hospital Services,
Scd. Notes	7.63	8/15/20	75,000		75,387
Valeant Pharmaceuticals,
Sr. Scd. Notes	7.00	3/15/24	200,000	[b]	212,800
Valeant Pharmaceuticals International,
Gtd. Notes	5.63	12/1/21	150,000	[b]	149,062
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	300,000	[b]	282,375
Valeant Pharmaceuticals International,
Gtd. Notes	7.50	7/15/21	50,000	[b]	51,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Health Care - .6% (continued)
Vizient,
Sr. Unscd. Notes	10.38	3/1/26	75,000	[b]	82,687
WellCare Health Plans,
Sr. Unscd. Notes	5.25	4/1/25	150,000		151,312
West Street Merger Sub,
Sr. Unscd. Notes	6.38	9/1/25	100,000	[b]	97,750
					7,979,408
Industrials - .1%
AECOM,
Gtd. Notes	5.13	3/15/27	75,000		72,938
AECOM,
Gtd. Notes	5.88	10/15/24	75,000		78,937
Blueline Rental,
Scd. Notes	9.25	3/15/24	75,000	[b]	79,406
Brand Energy & Infrastructure,
Sr. Unscd. Notes	8.50	7/15/25	100,000	[b]	102,375
CDW,
Gtd. Notes	5.00	9/1/25	75,000		74,601
CDW,
Gtd. Notes	5.50	12/1/24	75,000		78,165
Gates Global,
Gtd. Notes	6.00	7/15/22	35,000	[b]	35,306
Huntington Ingalls Industries,
Gtd. Notes	5.00	11/15/25	75,000	[b]	78,397
Koppers,
Gtd. Notes	6.00	2/15/25	75,000	[b]	75,338
New Enterprise Stone & Lime,
Sr. Unscd. Notes	10.13	4/1/22	100,000	[b]	106,750
Spectrum Brands Holdings,
Sr. Unscd. Notes	7.75	1/15/22	125,000		129,219
Stena,
Sr. Unscd. Notes	7.00	2/1/24	75,000	[b]	70,500
Terex,
Gtd. Notes	5.63	2/1/25	35,000	[b]	35,011
Vertiv Group,
Sr. Unscd. Notes	9.25	10/15/24	75,000	[b]	74,344
Weekley Homes,
Sr. Unscd. Notes	6.63	12/15/30	75,000	[b]	71,625
Xerium Technologies,
Sr. Scd. Notes	9.50	8/15/21	100,000		105,375
					1,268,287
Information Technology - .2%
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	125,000	[b]	128,125
Camelot Finance,
Sr. Unscd. Notes	7.88	10/15/24	75,000	[b]	74,625

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Information Technology - .2% (continued)
CDK Global,
Sr. Unscd. Notes	5.00	10/15/24	50,000		51,125
Change Health,
Sr. Unscd. Notes	5.75	3/1/25	75,000	[b]	72,844
First Data,
Scd. Notes	5.75	1/15/24	300,000	[b]	307,875
First Data,
Sr. Scd. Notes	5.38	8/15/23	200,000	[b]	203,250
Genesys,
Gtd. Notes	10.00	11/30/24	75,000	[b]	83,437
IMS Health,
Gtd. Notes	5.00	10/15/26	300,000	[b]	300,135
Infor Software Parent,
Sr. Unscd. Notes	7.13	5/1/21	125,000	[b]	126,719
Infor US,
Gtd. Notes	6.50	5/15/22	50,000		50,875
IQVIA,
Gtd. Notes	4.88	5/15/23	75,000	[b]	76,500
Italics Merger Sub,
Sr. Unscd. Notes	7.13	7/15/23	75,000	[b]	76,687
MSCI,
Gtd. Notes	4.75	8/1/26	75,000	[b]	74,250
MSCI,
Gtd. Notes	5.25	11/15/24	75,000	[b]	77,250
MSCI,
Gtd. Notes	5.75	8/15/25	75,000	[b]	78,562
Nuance Communications,
Gtd. Bonds	5.63	12/15/26	75,000		75,000
Open Text,
Gtd. Notes	5.63	1/15/23	75,000	[b]	77,156
Open Text,
Gtd. Notes	5.88	6/1/26	75,000	[b]	77,062
Rackspace Hosting,
Gtd. Notes	8.63	11/15/24	75,000	[b]	75,937
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	75,000	[b]	70,500
Solera Finance,
Sr. Unscd. Notes	10.50	3/1/24	75,000	[b]	83,307
TIBCO Software,
Sr. Unscd. Notes	11.38	12/1/21	125,000	[b]	135,156
Veritas US,
Sr. Unscd. Notes	10.50	2/1/24	75,000	[b]	63,375
					2,439,752
Insurance - .0%
Genworth Holdings,
Gtd. Notes	7.63	9/24/21	50,000		52,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Insurance - .0% (continued)
Liberty Mutual Group,
Gtd. Bonds	7.80	3/7/87	50,000	[b]	59,125
Radian Group,
Sr. Unscd. Notes	7.00	3/15/21	100,000		107,375
Voya Financial,
Gtd. Notes	4.70	1/23/48	75,000	[b]	66,281
					285,031
Internet Software & Services - .1%
Netflix,
Sr. Unscd. Bonds	4.38	11/15/26	75,000		70,688
Netflix,
Sr. Unscd. Notes	4.88	4/15/28	100,000	[b]	94,750
Netflix,
Sr. Unscd. Notes	5.50	2/15/22	50,000		51,813
Netflix,
Sr. Unscd. Notes	5.75	3/1/24	25,000		25,656
Netflix,
Sr. Unscd. Notes	5.88	11/15/28	400,000	[b]	403,000
Netflix,
Sr. Unscd. Notes	5.88	2/15/25	75,000		77,077
Symantec,
Sr. Unscd. Notes	5.00	4/15/25	75,000	[b]	74,162
VeriSign,
Sr. Unscd. Notes	5.25	4/1/25	22,000		22,578
Zayo Group,
Gtd. Notes	5.75	1/15/27	75,000	[b]	74,438
Zayo Group,
Gtd. Notes	6.00	4/1/23	75,000		77,062
Zayo Group,
Gtd. Notes	6.38	5/15/25	75,000		77,906
					1,049,130
Materials - .2%
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	75,000		76,219
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/24	75,000	[b]	78,469
Ardagh Packaging Finance,
Sr. Scd. Notes	4.63	5/15/23	75,000	[b]	74,250
Ball,
Gtd. Bonds	4.00	11/15/23	75,000		73,219
Ball,
Gtd. Bonds	5.00	3/15/22	100,000		103,000
Ball,
Gtd. Notes	4.38	12/15/20	50,000		50,688
Ball,
Gtd. Notes	5.25	7/1/25	75,000		77,156

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Materials - .2% (continued)
Berry Global,
Scd. Notes	5.50	5/15/22	75,000		76,219
Berry Plastics,
Scd. Notes	5.13	7/15/23	75,000		74,719
Bway Holding,
Sr. Scd. Notes	5.50	4/15/24	100,000	[b]	97,875
Bway Holding,
Sr. Unscd. Notes	7.25	4/15/25	115,000	[b]	112,341
CROWN Americas,
Gtd. Notes	4.75	2/1/26	100,000	[b]	94,250
Crown Americas Capital Corp IV,
Gtd. Notes	4.50	1/15/23	75,000		74,391
Flex Acquisition,
Sr. Unscd. Notes	6.88	1/15/25	75,000	[b]	73,313
Foresight Energy,
Scd. Notes	11.50	4/1/23	50,000	[b]	44,875
Graphic Packaging International,
Gtd. Notes	4.88	11/15/22	100,000		101,000
Grinding Med,
Sr. Scd. Notes	7.38	12/15/23	75,000	[b]	78,375
Hillman Group,
Sr. Unscd. Notes	6.38	7/15/22	100,000	[b]	96,097
Novelis,
Gtd. Notes	5.88	9/30/26	75,000	[b]	72,094
Novelis,
Gtd. Notes	6.25	8/15/24	75,000	[b]	75,375
Owens-Brockway Glass Container,
Gtd. Notes	5.00	1/15/22	65,000	[b]	65,244
Pactiv,
Sr. Unscd. Notes	8.38	4/15/27	50,000		55,250
Peabody Securities Finance,
Sr. Scd. Notes	6.38	3/31/25	75,000	[b]	80,156
Reynolds Group,
Gtd. Notes	7.00	7/15/24	75,000	[b]	76,078
Reynolds Group Issuer,
Sr. Scd. Notes	5.13	7/15/23	175,000	[b]	174,239
Sealed Air,
Gtd. Notes	5.13	12/1/24	120,000	[b]	121,500
Sealed Air,
Gtd. Notes	5.25	4/1/23	60,000	[b]	61,350
Sealed Air,
Gtd. Notes	5.50	9/15/25	45,000	[b]	46,458
Sealed Air,
Gtd. Notes	6.50	12/1/20	50,000	[b]	52,938
SunCoke Energy Partners,
Gtd. Notes	7.50	6/15/25	100,000	[b]	103,750
					2,440,888

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Media - .5%
Altice,
Gtd. Notes	7.63	2/15/25	75,000	[b]	70,500
Altice,
Gtd. Notes	7.75	5/15/22	200,000	[b]	199,750
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	150,000	[b]	146,415
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	150,000	[b]	152,062
Altice US Finance I,
Sr. Scd. Notes	5.38	7/15/23	75,000	[b]	75,844
AMC Networks,
Gtd. Notes	4.75	12/15/22	75,000		75,188
AMC Networks,
Gtd. Notes	4.75	8/1/25	50,000		48,125
AMC Networks,
Gtd. Notes	5.00	4/1/24	75,000		74,156
Cablevision Systems,
Sr. Unscd. Notes	5.88	9/15/22	130,000		130,650
Cablevision Systems,
Sr. Unscd. Notes	8.00	4/15/20	50,000		52,578
CCO Holdings,
Sr. Unscd. Notes	5.00	2/1/28	200,000	[b]	188,250
CCO Holdings,
Sr. Unscd. Notes	5.13	5/1/27	200,000	[b]	191,500
CCO Holdings,
Sr. Unscd. Notes	5.13	2/15/23	200,000		199,500
CCO Holdings,
Sr. Unscd. Notes	5.50	5/1/26	75,000	[b]	73,875
CCO Holdings,
Sr. Unscd. Notes	5.75	9/1/23	120,000		121,800
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/26	200,000	[b]	199,360
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	75,000	[b]	76,500
Cengage Learning,
Sr. Unscd. Notes	9.50	6/15/24	50,000	[b]	43,875
Cequel Communications Holdings I,
Sr. Unscd. Notes	5.13	12/15/21	150,000	[b]	150,375
Cequel Communications Holdings I,
Sr. Unscd. Notes	7.50	4/1/28	200,000	[b]	207,500
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	6.50	11/15/22	145,000		148,625
CSC Holdings,
Gtd. Notes	5.50	4/15/27	75,000	[b]	72,375
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/21	50,000		52,250
DISH DBS,
Gtd. Notes	5.88	7/15/22	300,000		281,625

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Media - .5% (continued)
DISH DBS,
Gtd. Notes	5.88	11/15/24	50,000		41,875
DISH DBS,
Gtd. Notes	6.75	6/1/21	150,000		151,500
DISH DBS,
Gtd. Notes	7.75	7/1/26	300,000		263,250
DISH DBS,
Gtd. Notes	7.88	9/1/19	50,000		51,938
Gray Television,
Gtd. Notes	5.13	10/15/24	75,000	[b]	72,188
Gray Television,
Gtd. Notes	5.88	7/15/26	75,000	[b]	73,500
Lee Enterprises,
Sr. Scd. Notes	9.50	3/15/22	50,000	[b]	52,250
McClatchy,
Sr. Scd. Notes	9.00	12/15/22	61,000		64,166
McClatchy,
Sr. Unscd. Debs.	6.88	3/15/29	100,000		129,500
Neptune Finco,
Sr. Unscd. Notes	10.13	1/15/23	200,000	[b]	220,500
Nexstar Escrow,
Gtd. Notes	5.63	8/1/24	75,000	[b]	74,063
Quebecor Media,
Sr. Unscd. Notes	5.75	1/15/23	100,000		103,250
Radiate Holdco,
Sr. Unscd. Notes	6.88	2/15/23	100,000	[b]	97,250
SFR Group,
Sr. Scd. Bonds	6.00	5/15/22	350,000	[b]	361,182
SFR Group,
Sr. Scd. Bonds	6.25	5/15/24	75,000	[b]	74,813
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	300,000	[b]	299,062
Sinclair Television Group,
Gtd. Notes	5.38	4/1/21	75,000		75,656
Sinclair Television Group,
Gtd. Notes	6.13	10/1/22	75,000		76,594
Sirius XM Radio,
Gtd. Notes	3.88	8/1/22	200,000	[b]	195,250
Sirius XM Radio,
Gtd. Notes	5.38	4/15/25	75,000	[b]	74,625
Sirius XM Radio,
Gtd. Notes	5.38	7/15/26	75,000	[b]	73,594
Sirius XM Radio,
Gtd. Notes	6.00	7/15/24	75,000	[b]	77,719
TEGNA,
Gtd. Notes	4.88	9/15/21	125,000	[b]	124,844
TEGNA,
Gtd. Notes	6.38	10/15/23	175,000		181,344

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Media - .5% (continued)
Tribune Media,
Gtd. Notes	5.88	7/15/22	75,000		75,750
Unitymedia Hessen GmbH & Co.,
Sr. Scd. Bonds	5.00	1/15/25	75,000	[b]	76,687
Univision Communications,
Sr. Scd. Notes	5.13	2/15/25	75,000	[b]	69,750
Univision Communications,
Sr. Scd. Notes	5.13	5/15/23	75,000	[b]	71,813
Univision Communications,
Sr. Scd. Notes	6.75	9/15/22	25,000	[b]	25,594
Urban One,
Sr. Scd. Notes	7.38	4/15/22	100,000	[b]	98,750
Viacom,
Jr. Sub. Notes	5.88	2/28/57	75,000		73,370
Viacom,
Jr. Sub. Notes	6.25	2/28/57	75,000		73,620
Virgin Media Finance,
Gtd. Notes	6.38	4/15/23	75,000	[b]	77,437
Virgin Media Secured Finance,
Sr. Scd. Bonds	5.25	1/15/26	75,000	[b]	70,781
Ziggo,
Sr. Scd. Notes	5.50	1/15/27	300,000	[b]	286,500
Ziggo Bond Finance,
Sr. Unscd. Notes	6.00	1/15/27	75,000	[b]	68,813
					7,111,456
Metals & Mining - .2%
AK Steel,
Gtd. Notes	7.63	10/1/21	100,000		102,250
Alcoa Nederland Holding,
Gtd. Notes	6.75	9/30/24	75,000	[b]	80,156
Alcoa Nederland Holding,
Gtd. Notes	7.00	9/30/26	75,000	[b]	81,375
Allegheny Technologies,
Sr. Unscd. Notes	7.88	8/15/23	75,000		81,094
Arcelormittal,
Sr. Unscd. Bonds	6.13	6/1/25	75,000		81,615
ArcelorMittal,
Sr. Unscd. Notes	5.25	8/5/20	70,000		72,713
ArcelorMittal,
Sr. Unscd. Notes	5.50	3/1/21	50,000		52,125
ArcelorMittal,
Sr. Unscd. Notes	6.75	3/1/41	60,000		66,975
Barminco Finance,
Sr. Scd. Notes	6.63	5/15/22	100,000	[b]	95,150
Carpenter Technology,
Sr. Unscd. Notes	5.20	7/15/21	100,000		102,034

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Metals & Mining - .2% (continued)
Century Aluminum,
Scd. Notes	7.50	6/1/21	50,000	[b]	50,875
Cleveland-Cliffs,
Gtd. Notes	5.75	3/1/25	75,000		73,031
Coeur Mining,
Gtd. Notes	5.88	6/1/24	75,000		72,281
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	75,000	[b]	76,664
FMG Resources,
Gtd. Notes	4.75	5/15/22	50,000	[b]	48,813
Freeport-McMoran,
Gtd. Notes	4.00	11/14/21	50,000		49,813
Freeport-McMoRan,
Gtd. Notes	3.55	3/1/22	250,000		242,812
Freeport-McMoRan,
Gtd. Notes	3.88	3/15/23	200,000		193,000
Freeport-McMoRan,
Gtd. Notes	4.55	11/14/24	50,000		48,594
Freeport-McMoRan,
Gtd. Notes	5.40	11/14/34	75,000		69,188
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	100,000		89,300
Hudbay Minerals,
Gtd. Notes	7.25	1/15/23	75,000	[b]	77,531
Hudbay Minerals,
Gtd. Notes	7.63	1/15/25	75,000	[b]	77,906
Imperial Metals,
Gtd. Notes	7.00	3/15/19	20,000	[b]	17,500
Kinross Gold,
Gtd. Notes	5.95	3/15/24	50,000		52,000
Mountain Province Diamonds,
Scd. Notes	8.00	12/15/22	100,000	[b]	101,875
Steel Dynamics,
Gtd. Notes	5.00	12/15/26	75,000		74,906
Steel Dynamics,
Gtd. Notes	5.13	10/1/21	125,000		126,562
Taseko Mines,
Sr. Scd. Notes	8.75	6/15/22	100,000	[b]	101,750
Teck Resources,
Gtd. Bonds	6.00	8/15/40	50,000		50,750
Teck Resources,
Gtd. Notes	3.75	2/1/23	75,000		74,250
Teck Resources,
Gtd. Notes	4.75	1/15/22	50,000		51,563
Teck Resources,
Gtd. Notes	5.40	2/1/43	100,000		94,250
Teck Resources,
Gtd. Notes	8.50	6/1/24	75,000	[b]	82,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Metals & Mining - .2% (continued)
United States Steel,
Sr. Unscd. Notes	6.88	8/15/25	100,000		102,747
					2,916,248
Radio & Television - .0%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	40,000		40,238
Real Estate - .2%
Communications Sales & Leasing,
Gtd. Notes	8.25	10/15/23	150,000		141,000
Communications Sales & Leasing,
Sr. Scd. Notes	6.00	4/15/23	75,000	[b]	72,563
Corrections Corp of America,
Gtd. Notes	5.00	10/15/22	125,000		125,312
Crescent Communities,
Sr. Scd. Notes	8.88	10/15/21	54,000	[b]	57,332
Equinix,
Sr. Unscd. Notes	5.88	1/15/26	200,000		207,250
ESH Hospitality,
Gtd. Notes	5.25	5/1/25	75,000	[b]	72,938
FelCor Lodging,
Gtd. Notes	6.00	6/1/25	50,000		51,375
GEO Group,
Gtd. Notes	6.00	4/15/26	100,000		98,000
Iron Mountain,
Gtd. Notes	5.25	3/15/28	100,000	[b]	93,000
Iron Mountain,
Gtd. Notes	5.75	8/15/24	125,000		124,219
Iron Mountain,
Gtd. Notes	6.00	8/15/23	75,000		76,875
iStar,
Sr. Unscd. Bonds	6.00	4/1/22	100,000		100,125
iStar,
Sr. Unscd. Notes	5.00	7/1/19	98,000		98,147
Mack-Cali Realty,
Sr. Unscd. Notes	3.15	5/15/23	30,000		26,632
MGM Growth Properties Operating
Partnership,
Gtd. Notes	4.50	9/1/26	100,000		94,751
MPT Operating Partnership,
Gtd. Notes	5.00	10/15/27	50,000		48,500
MPT Operating Partnership,
Gtd. Notes	5.25	8/1/26	75,000		74,250
QCP SNF West,
Scd. Notes	8.13	11/1/23	10,000	[b]	10,813
Realogy Group,
Gtd. Notes	4.88	6/1/23	75,000	[b]	70,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Real Estate - .2% (continued)
Realogy Group,
Gtd. Notes	5.25	12/1/21	50,000	[b]	50,188
RHP Hotel Properties,
Gtd. Notes	5.00	4/15/21	60,000		60,750
RHP Hotel Properties,
Gtd. Notes	5.00	4/15/23	100,000		100,250
SBA Communications,
Sr. Unscd. Notes	4.88	7/15/22	125,000		124,844
Starwood Property Trust,
Sr. Unscd. Notes	5.00	12/15/21	125,000		126,875
WeWork Cos,
Gtd. Notes	7.88	5/1/25	45,000	[b]	43,988
					2,150,177
Retailing - .2%
Argos Merger Sub,
Gtd. Notes	7.13	3/15/23	200,000	[b]	136,000
Asbury Automotive Group,
Gtd. Notes	6.00	12/15/24	55,000		55,000
Beacon Escrow,
Gtd. Notes	4.88	11/1/25	100,000	[b]	93,655
Conn's,
Gtd. Notes	7.25	7/15/22	100,000		99,250
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	60,000	[b]	61,200
Golden Nugget,
Sr. Unscd. Notes	6.75	10/15/24	75,000	[b]	75,000
Group 1 Automotive,
Gtd. Notes	5.00	6/1/22	75,000		74,438
JC Penney,
Gtd. Notes	6.38	10/15/36	100,000		55,750
KFC Holding,
Gtd. Notes	4.75	6/1/27	100,000	[b]	94,710
KFC Holding,
Gtd. Notes	5.25	6/1/26	75,000	[b]	74,156
L Brands,
Gtd. Notes	6.69	1/15/27	290,000	[b]	276,225
L Brands,
Gtd. Notes	6.75	7/1/36	75,000		63,750
L Brands,
Gtd. Notes	6.88	11/1/35	75,000		65,063
Men's Wearhouse,
Gtd. Notes	7.00	7/1/22	35,000		36,141
Michaels Stores,
Gtd. Notes	5.88	12/15/20	75,000	[b]	75,656
New Red Finance,
Scd. Notes	5.00	10/15/25	100,000	[b]	96,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Retailing - .2% (continued)
New Red Finance,
Sr. Scd. Notes	4.25	5/15/24	150,000	[b]	143,062
New Red Finance,
Sr. Scd. Notes	4.63	1/15/22	50,000	[b]	50,000
Penske Automotive Group,
Gtd. Notes	5.50	5/15/26	75,000		73,125
Rite Aid,
Gtd. Notes	6.13	4/1/23	300,000	[b]	303,000
Sally Holdings,
Gtd. Notes	5.63	12/1/25	75,000		70,500
Sonic Automotive,
Gtd. Notes	5.00	5/15/23	75,000		71,063
Yum! Brands,
Sr. Unscd. Notes	3.75	11/1/21	200,000		198,250
Yum! Brands,
Sr. Unscd. Notes	3.88	11/1/20	100,000		100,375
					2,441,744
Semiconductors & Semiconductor Equipment - .0%
Advanced Micro Devices,
Sr. Unscd. Notes	7.50	8/15/22	150,000		167,625
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	75,000		76,687
NXP Funding,
Gtd. Notes	3.88	9/1/22	75,000	[b]	74,063
NXP Funding,
Gtd. Notes	4.13	6/1/21	125,000	[b]	125,629
NXP Funding,
Gtd. Notes	4.63	6/15/22	50,000	[b]	50,750
Sensata Technologies,
Gtd. Notes	4.88	10/15/23	75,000	[b]	75,844
Sensata Technologies,
Gtd. Notes	6.25	2/15/26	75,000	[b]	79,031
					649,629
Technology Hardware & Equipment - .1%
Dell,
Sr. Unscd. Bonds	4.63	4/1/21	45,000		45,788
Diamond 1 Finance,
Gtd. Notes	5.88	6/15/21	250,000	[b]	256,544
EMC,
Sr. Unscd. Notes	2.65	6/1/20	275,000		268,187
GCI,
Sr. Unscd. Notes	6.75	6/1/21	75,000		76,065
GCI,
Sr. Unscd. Notes	6.88	4/15/25	85,000		88,081
Harland Clarke Holdings,
Sr. Unscd. Notes	9.25	3/1/21	50,000	[b]	47,313

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Technology Hardware & Equipment - .1% (continued)
Leidos Holdings,
Sr. Scd. Notes, Ser. 1	5.95	12/1/40	75,000		70,900
NCR,
Gtd. Notes	4.63	2/15/21	75,000		74,156
NCR,
Gtd. Notes	5.00	7/15/22	75,000		74,625
Sungard Availability Services,
Gtd. Notes	8.75	4/1/22	100,000	[b]	50,750
Western Digital,
Gtd. Notes	4.75	2/15/26	90,000		88,650
					1,141,059
Telecommunication Services - .5%
Anixter,
Gtd. Notes	5.13	10/1/21	100,000		103,045
CenturyLink,
Sr. Unscd. Bonds, Ser. P	7.60	9/15/39	120,000		100,200
CenturyLink,
Sr. Unscd. Notes, Ser. Q	6.15	9/15/19	100,000		102,375
CenturyLink,
Sr. Unscd. Notes, Ser. S	6.45	6/15/21	75,000		77,719
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	125,000		125,469
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	125,000		128,281
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	175,000		183,314
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	75,000	[b]	67,125
Cogent Communications Finance,
Gtd. Notes	5.63	4/15/21	150,000	[b]	151,312
CommScope,
Gtd. Notes	5.00	6/15/21	75,000	[b]	75,633
CommScope,
Gtd. Notes	5.50	6/15/24	75,000	[b]	76,031
CommScope Technologies Finance,
Gtd. Notes	6.00	6/15/25	75,000	[b]	77,625
Consolidated Communications,
Gtd. Notes	6.50	10/1/22	75,000		70,335
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	50,000		47,250
Frontier Communications,
Sr. Unscd. Notes	7.63	4/15/24	100,000		68,000
Frontier Communications,
Sr. Unscd. Notes	9.00	8/15/31	50,000		32,563
Frontier Communications,
Sr. Unscd. Notes	9.25	7/1/21	110,000		106,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Telecommunication Services - .5% (continued)
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	125,000		114,062
Frontier Communications,
Sr. Unscd. Notes	11.00	9/15/25	300,000		244,500
HC2 Holdings,
Sr. Scd. Notes	11.00	12/1/19	50,000	[b]	51,000
Hughes Satelite Systems,
Sr. Scd. Notes	6.50	6/15/19	190,000		194,512
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	130,000		139,912
Hughes Satellite Systems,
Sr. Scd. Notes	5.25	8/1/26	50,000		47,938
Inmarsat Finance,
Gtd. Notes	4.88	5/15/22	125,000	[b]	124,375
Intelsat Connect Finance,
Gtd. Notes	12.50	4/1/22	50,000	[b]	50,188
Intelsat Jackson Holdings,
Gtd. Bonds	5.50	8/1/23	150,000		138,562
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	110,000		110,962
Intelsat Jackson Holdings,
Gtd. Notes	7.50	4/1/21	100,000		100,750
Intelsat Jackson Holdings,
Gtd. Notes	9.75	7/15/25	150,000	[b]	160,687
Intelsat Jackson Holdings,
Sr. Scd. Notes	8.00	2/15/24	75,000	[b]	79,031
Intelsat Luxembourg,
Gtd. Bonds	8.13	6/1/23	100,000		86,250
Level 3 Financing,
Gtd. Notes	5.38	8/15/22	300,000		301,500
Nokia OYJ,
Sr. Unscd. Notes	3.38	6/12/22	50,000		48,375
Qwest,
Sr. Unscd. Notes	7.25	9/15/25	50,000		53,222
Sable International Finance,
Gtd. Notes	6.88	8/1/22	75,000	[b]	78,562
Sprint,
Gtd. Notes	7.13	6/15/24	300,000		309,000
Sprint,
Gtd. Notes	7.88	9/15/23	300,000		320,625
Sprint Capital,
Gtd. Notes	6.88	11/15/28	200,000		193,000
Sprint Capital,
Gtd. Notes	8.75	3/15/32	100,000		107,875
Sprint Communications,
Gtd. Notes	7.00	3/1/20	100,000	[b]	104,040
Sprint Communications,
Sr. Unscd. Notes	6.00	11/15/22	300,000		304,032

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Telecommunication Services - .5% (continued)
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	150,000		157,125
Telecom Italia,
Gtd. Notes	8.88	11/15/24	75,000	[b]	80,625
Telecom Italia,
Sr. Unscd. Notes	5.30	5/30/24	75,000	[b]	75,469
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	100,000		101,500
Telecom Italia Capital,
Gtd. Notes	7.18	6/18/19	150,000		154,800
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	150,000		160,500
T-Mobile USA,
Gtd. Bonds	6.50	1/15/26	100,000		105,125
T-Mobile USA,
Gtd. Notes	4.00	4/15/22	50,000		49,563
T-Mobile USA,
Gtd. Notes	5.13	4/15/25	100,000		100,690
T-Mobile USA,
Gtd. Notes	5.38	4/15/27	200,000		197,750
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	250,000		261,250
Trilogy International Partners,
Sr. Scd. Notes	8.88	5/1/22	100,000	[b]	101,250
Windstream Services,
Gtd. Notes	6.38	8/1/23	75,000		43,688
Windstream Services,
Gtd. Notes	7.75	10/15/20	70,000		63,350
					6,708,402
Transportation - .0%
Hornbeck Offshore Service,
Gtd. Notes	5.00	3/1/21	75,000		55,313
Navios Maritime Holdings Finance,
Sr. Scd. Notes	7.38	1/15/22	75,000	[b]	59,625
XPO Logistics,
Gtd. Notes	6.13	9/1/23	200,000	[b]	206,250
XPO Logistics,
Gtd. Notes	6.50	6/15/22	40,000	[b]	41,250
					362,438
Utilities - .1%
AES,
Sr. Unscd. Notes	4.88	5/15/23	300,000		302,625
AmeriGas Partners,
Sr. Unscd. Notes	5.63	5/20/24	75,000		74,250
AmeriGas Partners,
Sr. Unscd. Notes	5.88	8/20/26	75,000		73,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.4% (continued)
Utilities - .1% (continued)
Calpine,
Sr. Scd. Notes	5.25		6/1/26	130,000	[b]	123,337
Calpine,
Sr. Scd. Notes	5.88		1/15/24	75,000	[b]	75,562
Calpine,
Sr. Scd. Notes	6.00		1/15/22	125,000	[b]	127,656
Calpine,
Sr. Unscd. Notes	5.75		1/15/25	170,000		156,825
Dynegy,
Gtd. Notes	7.38		11/1/22	150,000		156,750
Dynegy,
Gtd. Notes	7.63		11/1/24	75,000		80,741
InterGen,
Sr. Scd. Notes	7.00		6/30/23	75,000	[b]	74,133
NGL Energy Partners,
Gtd. Notes	5.13		7/15/19	150,000		151,125
NGL Energy Partners,
Gtd. Notes	6.13		3/1/25	75,000		71,625
NRG Energy,
Gtd. Notes	6.25		7/15/22	75,000		77,531
NRG Energy,
Gtd. Notes	6.63		1/15/27	75,000		77,625
NRG Energy,
Gtd. Notes	7.25		5/15/26	75,000		80,250
NRG Yield Operating,
Gtd. Notes	5.38		8/15/24	75,000		75,000
Talen Energy Supply,
Gtd. Notes	9.50		7/15/22	75,000	[b]	72,375
Talen Energy Supply,
Sr. Unscd. Notes	7.00		10/15/27	50,000		37,250
Vistra Energy,
Gtd. Notes	8.13		1/30/26	120,000	[b]	132,336
						2,020,309
Total Bonds and Notes
(cost $79,018,626)						76,995,388
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount		Value ($)
Options Purchased - .2%
Call Options - .0%
Swiss Market Index
Contracts 560 Goldman Sachs	CHF	9,150	9/21/18	5,123,959		79,180
Put Options - .2%
S&P 500 Mini Index
Contracts 1,523 Morgan Stanley	2,250		3/15/19	171,337,500		1,660,070

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount[a]		Value ($)
Options Purchased - .2% (continued)
Put Options - .2% (continued)
S&P 500 Mini Index
Contracts 1,989 Morgan Stanley	2,250	12/21/18	223,762,500		1,103,895
					2,763,965
Total Options Purchased
(cost $5,414,712)					2,843,145
			Shares
Exchange-Traded Funds - 4.8%
Registered Investment Companies - 4.8%
iShares TIPS Bond ETF
(cost $66,222,692)			603,513		67,496,894
	Coupon	Maturity	Principal
	Rate (%)	Date	Amount ($)[a]		Value ($)
Short-Term Investments - 78.6%
U. S. Government Securities
U. S. Treasury Bills	2.04	11/29/18	358,523,400	[c]	356,113,825
U. S. Treasury Bills	2.04	12/13/18	33,000,000	[c]	32,750,648
U. S. Treasury Bills	2.07	1/3/19	363,015,100	[c]	359,732,837
U. S. Treasury Bills	1.89	9/13/18	298,825,000	[c]	298,154,864
U. S. Treasury Bills	1.79	12/6/18	65,125,000	[c,d]	64,659,763
Total Short-Term Investments
(cost $1,111,526,729)					1,111,411,937
	7-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 9.3%
Registered Investment Companies
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $131,215,517)	1.89		131,215,517	[e,f]	131,215,517
Total Investments (cost $1,393,398,276)			98.3%		1,389,962,881
Cash and Receivables (Net)			1.7%		24,295,692
Net Assets			100.0%		1,414,258,573

ETF—Exchange-Traded Fund
CHF—Swiss Franc

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $31,776,143 or 2.25% of net assets.

[c]	Security is a discount security. Income is recognized through the accretion of discount.
[d]	Held by a counterparty for open exchange traded derivative contracts.
[e]	Investment in real estate investment trust.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	76,995,388	-	76,995,388
Exchange-Traded Funds	67,496,894	-	-	67,496,894
Registered Investment Company	131,215,517	-	-	131,215,517
U.S. Treasury	-	1,111,411,937	- 1,111,411,937
Other Financial Instruments:
Futures††	10,828,187	-	-	10,828,187
Forward Foreign Currency Exchange	-	11,906,971	-	11,906,971
Contracts††
Options Purchased	2,763,965	79,180	-	2,843,145
Swaps††	-	138,311	-	138,311
Liabilities ($)
Other Financial Instruments:
Futures††	(8,084,982)	-	-	(8,084,982)
Forward Foreign Currency Exchange
Contracts††	-	(8,354,581)	-	(8,354,581)
Options Written	-	(1,275,700)	-	(1,275,700)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dynamic Total Return Fund
July 31, 2018 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
Amsterdam Exchange
Index	117	8/18	15,151,187	[a]	15,626,889	475,702
Australian 10 Year Bond	405	9/18	38,749,932	[a]	38,878,256	128,324
Brent Crude	56	10/18	4,030,623	[b]	4,168,080	137,457
CAC 40 10 Euro	176	8/18	11,130,358	[a]	11,339,889	209,531
Canadian 10 year Bond	3,115	9/18	323,341,190	[a]	322,718,646	(622,544)
Cocoa	237	12/18	5,419,160	[b]	5,261,400	(157,760)
Copper	51	9/18	3,475,052	[b]	3,610,163	135,111
Cotton No.2	167	12/18	7,528,443	[b]	7,480,765	(47,678)
Crude Oil	255	11/18	15,706,710	[b]	17,077,350	1,370,640
DAX	222	9/18	82,605,003	[a]	83,164,727	559,724
Euro-Bund Option	1,081	8/18	17,028,365	[a]	14,435,649	(2,592,716)
FTSE 100	1,693	9/18	169,368,610	[a]	171,171,995	1,803,385
FTSE/MIB Index	322	9/18	41,390,770	[a]	41,768,551	377,781
Gold 100 oz	108	12/18	13,522,596	[b]	13,322,880	(199,716)
Hang Seng	11	8/18	2,035,653	[a]	1,992,152	(43,501)
IBEX 35 Index	110	8/18	12,467,767	[a]	12,704,122	236,355
Live Cattle	15	10/18	637,311	[b]	655,800	18,489
LME Primary Nickel	10	9/18	887,550	[b]	839,250	(48,300)
LME Refined Pig Lead	3	9/18	176,709	[b]	161,513	(15,196)
LME Zinc	7	9/18	541,996	[b]	460,775	(81,221)
Long Gilt	111	9/18	17,871,026	[a]	17,873,623	2,597
Low Sulphur Gas oil	133	12/18	8,814,583	[b]	8,718,150	(96,433)
Mini MSCI Emerging
Markets Index	495	9/18	27,959,774		27,133,425	(826,349)
Natural Gas	54	9/18	1,565,692	[b]	1,510,920	(54,772)
Platinum	349	10/18	15,147,272	[b]	14,759,210	(388,062)
S&P/Toronto Stock
Exchange 60 Index	509	9/18	76,466,783	[a]	76,620,963	154,180
Soybean Meal	738	12/18	25,042,049	[b]	25,195,320	153,271
Standard & Poor's 500 E-
mini	2,755	9/18	384,131,584		388,055,525	3,923,941
Sugar No.11	17	9/18	211,316	[b]	200,872	(10,444)
Topix	1,013	9/18	158,331,178	[a]	158,361,937	30,759
U.S. Treasury 10 Year
Notes	8,865	9/18	1,059,679,895		1,058,674,966	(1,004,929)
Futures Short
ASX SPI 200	462	9/18	53,219,360	[a]	53,357,109	(137,749)
Chicago SRW Wheat	363	9/18	9,659,657	[b]	10,050,563	(390,906)
Coffee "C"	259	12/18	10,920,800	[b]	10,984,838	(64,038)

STATEMENT OF FUTURES (Unaudited) (continued)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Short (continued)
Corn No.2 Yellow	654	12/18	11,941,028	[b]	12,638,550	(697,522)
Crude Soybean Oil	495	12/18	9,182,041	[b]	8,702,100	479,941
Euro-Bond	255	9/18	48,424,686	[a]	48,180,611	244,075
Gasoline	10	10/18	827,491	[b]	814,044	13,447
Hard Red Winter Wheat	77	9/18	1,887,807	[b]	2,142,525	(254,718)
Japanese 10 Year Bond	123	9/18	165,771,264	[a]	165,763,717	7,547
Lean Hog	28	10/18	603,668	[b]	568,120	35,548
LME Primary Aluminum	118	9/18	6,084,438	[b]	6,123,463	(39,025)
NY Harbor ULSD	54	11/18	4,938,358	[b]	4,883,911	54,447
NYMEX Palladium	37	9/18	3,560,255	[b]	3,448,030	112,225
Silver	40	9/18	3,275,510	[b]	3,111,800	163,710
Soybean	284	11/18	12,738,397	[b]	13,049,800	(311,403)
Gross Unrealized Appreciation						10,828,187
Gross Unrealized Depreciation						(8,084,982)

[a]	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
[b]	These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
Dynamic Total Return Fund
July 31, 2018 (Unaudited)

		Expiration	Notional
Description/ Contracts/ Broker	Exercise Price	Date	Amount	Value ($)
Call Options:
S&P Emini 3Rd Wkl Sep18
Contracts 3,068, Morgan
Stanley	2,850	8/17/18	437,190,000	(1,196,520)
Put Options:
Swiss Market Index
Contracts 560, Goldman Sachs	9,150	9/21/18	5,123,959	(79,180)
Total Options Written
(premiums received $1,310,781)				(1,275,700)

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dynamic Total Return Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of Montreal
		United States
Canadian Dollar	8,809,000	Dollar	6,795,574	9/19/18	(18,078)
United States
Dollar	9,023,639	Japanese Yen	988,467,476	9/19/18	153,375
		United States
Swiss Franc	32,892,121	Dollar	33,687,655	9/19/18	(326,577)
New Zealand		United States
Dollar	1,418,908	Dollar	997,989	9/19/18	(30,904)
United States
Dollar	39,601,776	Euro	33,354,342	9/19/18	453,171
United States
Dollar	39,190,106	British Pound	29,217,675	9/19/18	759,537
		United States
Australian Dollar	20,811,000	Dollar	15,853,195	9/19/18	(388,562)
		United States
Norwegian Krone	75,729,554	Dollar	9,483,679	9/19/18	(180,758)
Citicorp Securities
		United States
British Pound	16,574,000	Dollar	22,185,045	9/19/18	(384,944)
		United States
Euro	3,920,000	Dollar	4,596,631	9/19/18	4,345
United States
Dollar	150,836,952	Euro	127,001,341	9/19/18	1,773,139
United States
Dollar	39,027,526	Japanese Yen	4,278,978,000	9/19/18	629,028
New Zealand		United States
Dollar	25,143,909	Dollar	17,638,448	9/19/18	(501,114)
United States
Dollar	27,734,724	Swedish Krona	236,699,228	9/19/18	712,544
		United States
Australian Dollar	89,678,389	Dollar	68,118,553	9/19/18	(1,478,632)
		United States
Swiss Franc	28,683,625	Dollar	29,390,315	9/19/18	(297,736)
United States
Dollar	15,312,733	Norwegian Krone	123,439,000	9/19/18	148,992
		United States
Canadian Dollar	5,970,294	Dollar	4,602,553	9/19/18	(9,110)
United States
Dollar	21,947,923	Canadian Dollar	28,574,000	9/19/18	(36,429)
Citigroup
		United States
Australian Dollar	10,370,000	Dollar	7,734,672	9/19/18	(28,735)
		United States
Japanese Yen	3,637,722,000	Dollar	32,780,834	9/19/18	(136,810)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup (continued)
United States		New Zealand
Dollar	8,926,888	Dollar	13,160,000	9/19/18	(42,573)
		United States
British Pound	49,278,000	Dollar	65,357,318	9/19/18	(541,019)
		United States
Canadian Dollar	32,415,000	Dollar	24,600,119	9/19/18	339,432
		United States
Euro	4,024,000	Dollar	4,733,874	9/19/18	(10,831)
United States
Dollar	5,879,451	Euro	5,025,000	9/19/18	(18,484)
United States
Dollar	3,723,829	Euro	3,169,000	9/19/18	4,315
United States
Dollar	9,042,227	Canadian Dollar	11,879,000	9/19/18	(97,274)
United States
Dollar	12,840,799	British Pound	9,772,000	9/19/18	(12,500)
United States		New Zealand
Dollar	43,029,995	Dollar	62,674,000	9/19/18	313,276
United States
Dollar	32,053,670	Swiss Franc	31,730,000	9/19/18	(128,718)
		United States
Japanese Yen	2,233,726,000	Dollar	20,179,035	9/19/18	(134,126)
United States
Dollar	31,478,891	Japanese Yen	3,464,913,000	9/19/18	385,612
		United States
Swedish Krona	47,291,000	Dollar	5,424,524	9/19/18	(25,664)
Credit Suisse International
		United States
Swiss Franc	4,103,129	Dollar	4,202,325	9/19/18	(40,696)
United States
Dollar	94,052,452	Euro	79,216,341	9/19/18	1,074,774
		United States
Norwegian Krone	75,729,556	Dollar	9,483,448	9/19/18	(180,526)
		United States
Australian Dollar	12,884,137	Dollar	9,815,006	9/19/18	(240,817)
United States
Dollar	21,654,592	Swedish Krona	185,061,231	9/19/18	527,536
		United States
Canadian Dollar	12,119,095	Dollar	9,348,651	9/19/18	(24,424)
Goldman Sachs
		United States
Swiss Franc	2,140,903	Dollar	2,163,022	8/7/18	468
		United States
British Pound	6,309,000	Dollar	8,297,584	9/19/18	765
United States
Dollar	25,942,004	British Pound	19,512,000	9/19/18	277,496
		United States
Canadian Dollar	30,557,000	Dollar	23,219,570	9/19/18	290,468
United States
Dollar	17,082,867	British Pound	12,736,337	9/19/18	330,518

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs (continued)
United States
Dollar	21,064,375	Japanese Yen	2,309,694,000	9/19/18	337,748
United States
Dollar	29,418,124	Swedish Krona	251,410,228	9/19/18	716,499
		United States
Australian Dollar	18,520,000	Dollar	13,837,070	9/19/18	(74,876)
United States
Dollar	26,103,881	Swiss Franc	25,710,000	9/19/18	27,323
		United States
Swiss Franc	389,295	Dollar	391,781	8/3/18	1,488
		United States
Swiss Franc	676,685	Dollar	685,132	8/6/18	(1,366)
		United States
Norwegian Krone	67,793,000	Dollar	8,483,201	9/19/18	(155,238)
		United States
Australian Dollar	21,171,600	Dollar	16,128,737	9/19/18	(396,142)
HSBC
		United States
Hong Kong Dollar	135,300	Dollar	17,242	8/1/18	(4)
United States
Dollar	29,462,251	Swedish Krona	251,410,228	9/19/18	760,626
United States
Dollar	1,369,672	British Pound	1,044,156	8/1/18	(413,195)
		United States
Canadian Dollar	752,913	Dollar	578,274	8/1/18	174,639
		United States
Japanese Yen	213,090,000	Dollar	1,903,609	8/1/18	2,250
United States
Dollar	68,690	Australian Dollar	92,400	8/1/18	41
United States
Dollar	582,655	Euro	497,974	8/1/18	307
J.P. Morgan Securities
		United States
Swiss Franc	45,826,060	Dollar	46,916,397	9/19/18	(436,976)
		United States
Norwegian Krone	75,729,554	Dollar	9,479,584	9/19/18	(176,663)
United States
Dollar	1,377,145	Swedish Krona	11,752,000	9/19/18	35,507
		United States
Australian Dollar	32,074,000	Dollar	24,416,653	9/19/18	(582,496)
United States
Dollar	74,657,399	Euro	62,895,341	9/19/18	835,979
United States
Dollar	9,295,979	Japanese Yen	1,018,421,034	9/19/18	156,919
RBC Capital Markets
		United States
Canadian Dollar	29,245,098	Dollar	22,560,701	9/19/18	(60,018)
United States
Dollar	17,083,377	British Pound	12,736,337	9/19/18	331,028

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
RBC Capital Markets (continued)
		United States
Swiss Franc	36,830,624	Dollar	37,722,150	9/19/18	(366,416)
		United States
Norwegian Krone	75,729,554	Dollar	9,483,587	9/19/18	(180,666)
United States
Dollar	9,023,606	Japanese Yen	988,467,475	9/19/18	153,342
Gross Unrealized Appreciation					11,906,971
Gross Unrealized Depreciation					(8,354,581)

See notes to consolidated financial statements.

STATEMENT OF SWAP AGREEMENTS
Dynamic Total Return Fund
July 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps

				Upfront
Reference				Premiums
Obligation/	Maturity	Notional	Market	Received	Unrealized
Counterparty†	Date	Amount[1]	Value ($)	(Paid) ($)	Appreciation ($)
Sold Contracts:[2]
Merrill Lynch, Pierce, Fenner & Smith
Cdx.Na.Hy.30 06/23
Cds_Idx - Boaml
Received Fixed Rate
of 5.00 Quarterly	6/20/23	7,500,000	525,589	(431,029)	138,311
Gross Unrealized Appreciation					138,311

† Clearing House-Chicago Mercantile Exchange
1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to consolidated financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

NOTES

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the

NOTES

termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At July 31, 2018, accumulated net unrealized depreciation on investments was $3,434,396, consisting of $1,779,248 gross unrealized appreciation and $5,214,643 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)